UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2024

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

NEW COVENANT FUNDS®

December 31, 2023

SEMI-ANNUAL REPORT

New Covenant Funds

❯	New Covenant Growth Fund

❯	New Covenant Income Fund

❯	New Covenant Balanced Growth Fund

❯	New Covenant Balanced Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-835-4531. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

newcovenantfunds.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	43
Notes to Financial Statements	47
Disclosure of Fund Expenses	62
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	63

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at https://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.1%

Communication Services — 7.8%
Alphabet Inc, Cl A *	62,996	$8,800
Alphabet Inc, Cl C *	53,409	7,527
AT&T Inc	99,170	1,664
Atlanta Braves Holdings Inc, Cl A *	1,732	74
Atlanta Braves Holdings Inc, Cl C *	1,938	77
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	44
Cardlytics Inc *	761	7
Cars.com Inc *	4,178	79
Charter Communications Inc, Cl A *	1,268	493
Cinemark Holdings Inc *	4,289	60
Cogent Communications Holdings Inc	148	11
Comcast Corp, Cl A	52,817	2,316
EchoStar Corp, Cl A *	1,124	19
Electronic Arts Inc	6,385	874
EverQuote Inc, Cl A *	1,468	18
EW Scripps Co/The, Cl A *	3,299	26
Fox Corp, Cl A	1,372	41
Fox Corp, Cl B	1,428	39
IAC Inc *	376	20
IMAX Corp *	2,244	34
Interpublic Group of Cos Inc/The	8,487	277
Iridium Communications Inc	366	15
John Wiley & Sons Inc, Cl A	236	7
Liberty Broadband Corp, Cl A *	81	6
Liberty Broadband Corp, Cl C *	343	28
Liberty Media Corp-Liberty Live, Cl C *	59	2
Liberty Media Corp-Liberty SiriusXM *	234	7
Live Nation Entertainment Inc *	181	17
Madison Square Garden Entertainment Corp, Cl A *	697	22
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	2,551	24
Match Group Inc *	1,841	67
Meta Platforms Inc, Cl A *	23,306	8,249
Netflix Inc *	4,148	2,020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
New York Times Co/The, Cl A	439	$21
News Corp, Cl A	829	20
Nexstar Media Group Inc, Cl A	94	15
Omnicom Group Inc	8,191	709
Paramount Global, Cl B	7,304	108
Pinterest Inc, Cl A *	3,339	124
ROBLOX Corp, Cl A *	3,654	167
Shenandoah Telecommunications Co	222	5
Shutterstock Inc	205	10
Sirius XM Holdings Inc	7,153	39
Sphere Entertainment Co *	697	24
Spotify Technology SA *	1,265	238
Take-Two Interactive Software Inc *	897	144
TechTarget Inc *	1,986	69
TEGNA Inc	3,052	47
TKO Group Holdings Inc, Cl A	780	64
T-Mobile US Inc	6,126	982
Trade Desk Inc/The, Cl A *	8,290	597
TripAdvisor Inc *	1,712	37
Verizon Communications Inc	57,853	2,181
Vimeo Inc *	610	2
Walt Disney Co/The	21,958	1,983
Warner Bros Discovery Inc *	4,164	47
Yelp Inc, Cl A *	1,355	64
Ziff Davis Inc *	2,547	171
ZoomInfo Technologies Inc, Cl A *	2,021	37

		40,877
Consumer Discretionary — 10.8%
1-800-Flowers.com Inc, Cl A *	3,668	40
Abercrombie & Fitch Co, Cl A *	788	70
Acushnet Holdings Corp	987	62
Adient PLC *	732	27
ADT Inc	4,942	34
Adtalem Global Education Inc *	5,431	320
Advance Auto Parts Inc	317	19
Airbnb Inc, Cl A *	3,103	422
Amazon.com Inc *	98,592	14,980
American Eagle Outfitters Inc	3,416	72
AMMO Inc *	6,414	13
Aptiv PLC *	3,490	313
Aramark	260	7
Asbury Automotive Group Inc *	70	16
AutoNation Inc *	970	146
AutoZone Inc *	235	608
Bath & Body Works Inc	638	28
Best Buy Co Inc	6,266	490
Big Lots Inc	1,758	14
Bloomin' Brands Inc	2,259	64
Booking Holdings Inc *	563	1,997
Boot Barn Holdings Inc *	199	15
BorgWarner Inc	321	11
Bright Horizons Family Solutions Inc *	76	7

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brinker International Inc *	1,180	$51
Brunswick Corp/DE	839	81
Buckle Inc/The	1,885	90
Burlington Stores Inc *	482	94
Capri Holdings Ltd *	1,319	66
CarMax Inc *	1,086	83
Carnival Corp *	15,800	293
Carter's Inc	471	35
Carvana Co, Cl A *	1,943	103
Cavco Industries Inc *	60	21
Cheesecake Factory Inc/The	1,236	43
Chegg Inc *	176	2
Chico's FAS Inc *	7,300	55
Children's Place Inc/The *	812	19
Chipotle Mexican Grill Inc, Cl A *	232	531
Choice Hotels International Inc	113	13
Columbia Sportswear Co	891	71
Cracker Barrel Old Country Store Inc	323	25
Crocs Inc *	1,116	104
Dana Inc	2,660	39
Darden Restaurants Inc	705	116
Dave & Buster's Entertainment Inc *	1,283	69
Deckers Outdoor Corp *	1,186	793
Denny's Corp *	2,500	27
Designer Brands Inc, Cl A	3,316	29
Dick's Sporting Goods Inc	1,054	155
Dillard's Inc, Cl A	45	18
Domino's Pizza Inc	33	14
DoorDash Inc, Cl A *	523	52
Dorman Products Inc *	128	11
DR Horton Inc	890	135
eBay Inc	19,465	849
Etsy Inc *	1,162	94
Expedia Group Inc *	389	59
Fisker Inc *	2,626	5
Five Below Inc *	410	87
Floor & Decor Holdings Inc, Cl A *	232	26
Foot Locker Inc	1,308	41
Ford Motor Co	16,002	195
Fox Factory Holding Corp *	749	51
Frontdoor Inc *	251	9
GameStop Corp, Cl A *	2,040	36
Gap Inc/The	11,382	238
Garmin Ltd	418	54
General Motors Co	4,014	144
Gentex Corp	440	14
Gentherm Inc *	184	10
Genuine Parts Co	67	9
Goodyear Tire & Rubber Co/The *	989	14
Graham Holdings Co, Cl B	78	54
Grand Canyon Education Inc *	121	16
Group 1 Automotive Inc	86	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GrowGeneration Corp *	2,599	$7
H&R Block Inc	3,157	153
Hanesbrands Inc	13,319	59
Harley-Davidson Inc	306	11
Hasbro Inc	2,632	134
Helen of Troy Ltd *	57	7
Hilton Grand Vacations Inc *	3,016	121
Hilton Worldwide Holdings Inc	9,607	1,749
Home Depot Inc/The	11,555	4,004
Hyatt Hotels Corp, Cl A	135	18
Installed Building Products Inc	125	23
iRobot Corp *	1,013	39
Jack in the Box Inc	658	54
Johnson Outdoors Inc, Cl A	659	35
KB Home	4,733	296
Kohl's Corp	1,859	53
Kontoor Brands Inc	1,282	80
La-Z-Boy Inc, Cl Z	1,597	59
LCI Industries	483	61
Lear Corp	5,902	833
Leggett & Platt Inc	222	6
Lennar Corp, Cl B	122	16
LGI Homes Inc *	127	17
LKQ Corp	317	15
Lowe's Cos Inc	8,938	1,989
Lululemon Athletica Inc *	245	125
M/I Homes Inc *	198	27
Macy's Inc	4,042	81
Malibu Boats Inc, Cl A *	202	11
Marriott International Inc/MD, Cl A	3,599	812
Marriott Vacations Worldwide Corp	394	33
Mattel Inc *	711	13
McDonald's Corp	9,415	2,792
Meritage Homes Corp	794	138
Mohawk Industries Inc *	127	13
Monro Inc	626	18
Murphy USA Inc	422	150
National Vision Holdings Inc *	447	9
Newell Brands Inc	605	5
NIKE Inc, Cl B	9,475	1,029
Nordstrom Inc	3,866	71
Norwegian Cruise Line Holdings Ltd *	5,839	117
NVR Inc *	13	91
ODP Corp/The *	283	16
Ollie's Bargain Outlet Holdings Inc *	212	16
O'Reilly Automotive Inc *	196	186
Oxford Industries Inc	665	66
Papa John's International Inc	151	11
Peloton Interactive Inc, Cl A *	2,845	17
Penske Automotive Group Inc	957	154
PetMed Express Inc	366	3
Phinia Inc	64	2

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Planet Fitness Inc, Cl A *	173	$13
Polaris Inc	966	92
PulteGroup Inc	1,312	135
PVH Corp	108	13
Ralph Lauren Corp, Cl A	690	99
Revolve Group Inc, Cl A *	2,223	37
RH *	45	13
Rivian Automotive Inc, Cl A *	1,274	30
Ross Stores Inc	857	119
Royal Caribbean Cruises Ltd *	7,156	927
Sabre Corp *	506	2
Sally Beauty Holdings Inc *	2,794	37
SeaWorld Entertainment Inc *	251	13
Service Corp International/US	250	17
Shake Shack Inc, Cl A *	157	12
Signet Jewelers Ltd	2,402	258
Six Flags Entertainment Corp *	248	6
Sleep Number Corp *	1,033	15
Standard Motor Products Inc	943	38
Starbucks Corp	15,798	1,517
Steven Madden Ltd	1,178	49
Stitch Fix Inc, Cl A *	1,021	4
Strategic Education Inc	331	31
Stride Inc *	348	21
Tapestry Inc	2,803	103
Taylor Morrison Home Corp, Cl A *	12,743	680
Tempur Sealy International Inc	2,272	116
Tesla Inc *	28,901	7,181
Texas Roadhouse Inc, Cl A	889	109
Thor Industries Inc	106	13
TJX Cos Inc/The	13,629	1,279
Toll Brothers Inc	269	28
TopBuild Corp *	315	118
Topgolf Callaway Brands Corp *	2,383	34
Tractor Supply Co	2,377	511
Travel + Leisure Co	307	12
Tri Pointe Homes Inc *	3,236	115
Udemy Inc *	3,378	50
Ulta Beauty Inc *	279	137
Under Armour Inc, Cl C *	556	5
Upbound Group Inc, Cl A	1,764	60
Urban Outfitters Inc *	417	15
Vail Resorts Inc	46	10
Valvoline Inc	11,216	421
VF Corp	4,023	76
Victoria's Secret & Co *	212	6
Visteon Corp *	85	11
Wayfair Inc, Cl A *	320	20
Wendy's Co/The	11,419	222
Whirlpool Corp	638	78
Williams-Sonoma Inc	160	32
Wingstop Inc	582	149

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Winnebago Industries Inc	191	$14
Wolverine World Wide Inc	1,511	13
Worthington Enterprises Inc	223	13
Wyndham Hotels & Resorts Inc	189	15
Yum! Brands Inc	8,356	1,092

		57,125
Consumer Staples — 5.6%
Andersons Inc/The	338	19
Archer-Daniels-Midland Co	5,103	369
B&G Foods Inc	862	9
BellRing Brands Inc *	136	8
Beyond Meat Inc *	166	1
Bunge Global SA	929	94
Calavo Growers Inc	571	17
Campbell Soup Co	10,354	448
Casey's General Stores Inc	65	18
Chefs' Warehouse Inc/The *	1,366	40
Church & Dwight Co Inc	1,025	97
Clorox Co/The	2,716	387
Coca-Cola Co/The	48,833	2,878
Colgate-Palmolive Co	7,375	588
Conagra Brands Inc	14,479	415
Costco Wholesale Corp	4,983	3,289
Coty Inc, Cl A *	1,026	13
Darling Ingredients Inc *	716	36
Dollar General Corp	2,608	355
Dollar Tree Inc *	1,320	187
Edgewell Personal Care Co	310	11
elf Beauty Inc *	1,902	274
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	349
Flowers Foods Inc	555	12
Fresh Del Monte Produce Inc	1,442	38
General Mills Inc	13,887	905
Grocery Outlet Holding Corp *	263	7
Hain Celestial Group Inc/The *	461	5
Herbalife Ltd *	1,088	17
Hershey Co/The	2,295	428
HF Foods Group Inc *	2,213	12
Hormel Foods Corp	4,797	154
Ingredion Inc	1,110	120
J M Smucker Co/The	6,494	821
Kellanova	6,713	375
Keurig Dr Pepper Inc	32,477	1,082
Kimberly-Clark Corp	6,484	788
Kraft Heinz Co/The	3,923	145
Kroger Co/The	15,936	728
Lamb Weston Holdings Inc	594	64
McCormick & Co Inc/MD	5,832	399
Medifast Inc	71	5
Mondelez International Inc, Cl A	17,402	1,260
Monster Beverage Corp *	889	51

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Beverage Corp *	344	$17
PepsiCo Inc	22,254	3,780
Performance Food Group Co *	1,023	71
Pilgrim's Pride Corp *	355	10
Post Holdings Inc *	108	9
PriceSmart Inc	179	14
Procter & Gamble Co/The	24,528	3,594
SpartanNash Co	1,252	29
Spectrum Brands Holdings Inc	183	15
Sprouts Farmers Market Inc *	623	30
Sysco Corp	11,594	848
Target Corp	6,577	937
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	1,410	76
US Foods Holding Corp *	2,211	100
Vita Coco Co Inc/The *	1,354	35
Walgreens Boots Alliance Inc	27,118	708
Walmart Inc	12,998	2,049
WK Kellogg Co	1,678	22

		29,679
Energy — 3.8%
Antero Midstream Corp	26,635	334
Antero Resources Corp *	6,426	146
APA Corp	332	12
Baker Hughes Co, Cl A	9,516	325
Borr Drilling Ltd	11,900	88
Cactus Inc, Cl A	298	14
Callon Petroleum Co *	2,548	83
ChampionX Corp	383	11
Cheniere Energy Inc	6,249	1,067
Chesapeake Energy Corp	1,093	84
Civitas Resources Inc	179	12
Clean Energy Fuels Corp *	4,579	18
CNX Resources Corp *	1,745	35
ConocoPhillips	23,007	2,670
CONSOL Energy Inc	213	21
Coterra Energy Inc	19,841	506
CVR Energy Inc	1,596	48
Delek US Holdings Inc	2,494	64
Devon Energy Corp	10,747	487
DHT Holdings Inc	1,338	13
Diamondback Energy Inc	3,303	512
Dorian LPG Ltd	3,602	158
Dril-Quip Inc *	1,072	25
DT Midstream Inc	405	22
Encore Energy Corp *	31,435	124
Energy Fuels Inc/Canada *	11,707	84
EOG Resources Inc	12,533	1,516
EQT Corp	7,282	282
Equitrans Midstream Corp	2,185	22
Expro Group Holdings NV *	1,529	24
FLEX LNG Ltd	2,301	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Golar LNG Ltd	3,888	$89
Green Plains Inc *	2,069	52
Halliburton Co	2,905	105
Helix Energy Solutions Group Inc *	10,917	112
Helmerich & Payne Inc	4,134	150
Hess Corp	6,554	945
HF Sinclair Corp	1,944	108
International Seaways Inc	329	15
Kinder Morgan Inc	86,891	1,533
Kinetik Holdings Inc, Cl A	2,668	89
Kosmos Energy Ltd *	44,503	299
Magnolia Oil & Gas Corp, Cl A	1,806	38
Marathon Oil Corp	12,567	304
Murphy Oil Corp	449	19
Nabors Industries Ltd *	367	30
New Fortress Energy Inc, Cl A	2,307	87
NextDecade Corp *	10,122	48
Noble Corp PLC	1,325	64
Nordic American Tankers Ltd	3,610	15
NOV Inc	482	10
Occidental Petroleum Corp	1,754	105
ONEOK Inc	10,887	764
Overseas Shipholding Group Inc, Cl A	23,522	124
Ovintiv Inc	2,011	88
Patterson-UTI Energy Inc	4,952	53
PBF Energy Inc, Cl A	316	14
Peabody Energy Corp	612	15
Pioneer Natural Resources Co	5,512	1,240
Range Resources Corp	2,839	86
RPC Inc	1,226	9
Schlumberger NV	35,254	1,835
Scorpio Tankers Inc	270	16
SM Energy Co	840	33
Southwestern Energy Co *	14,284	94
Targa Resources Corp	1,165	101
Teekay Corp *	15,129	108
Teekay Tankers Ltd, Cl A	1,755	88
Texas Pacific Land Corp	315	495
Uranium Energy Corp *	15,244	98
Valaris Ltd *	739	51
Vitesse Energy Inc	272	6
Weatherford International PLC *	1,190	116
Williams Cos Inc/The	46,253	1,611
World Kinect Corp	4,395	100

		20,236
Financials — 13.7%
Affiliated Managers Group Inc	910	138
Affirm Holdings Inc, Cl A *	2,309	113
Aflac Inc	4,907	405
AGNC Investment Corp ‡	2,838	28
Allstate Corp/The	3,458	484
Ally Financial Inc	1,575	55

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amalgamated Financial Corp	2,110	$57
American Express Co	9,360	1,753
American Financial Group Inc/OH	89	11
American International Group Inc	1,586	107
Ameriprise Financial Inc	1,250	475
Ameris Bancorp	1,129	60
AMERISAFE Inc	743	35
Annaly Capital Management Inc ‡	655	13
Aon PLC, Cl A	3,101	902
Apollo Commercial Real Estate Finance Inc ‡	2,686	32
Apollo Global Management Inc	1,165	109
Arch Capital Group Ltd *	2,404	179
Ares Management Corp, Cl A	632	75
Arthur J Gallagher & Co	416	94
Artisan Partners Asset Management Inc, Cl A	1,589	70
Associated Banc-Corp	4,274	91
Assurant Inc	87	15
Assured Guaranty Ltd	994	74
Atlantic Union Bankshares Corp	1,302	48
Axis Capital Holdings Ltd	825	46
Axos Financial Inc *	310	17
Banc of California Inc	843	11
Bank of America Corp	63,195	2,128
Bank of Hawaii Corp	1,051	76
Bank of Marin Bancorp	1,079	24
Bank of New York Mellon Corp/The	12,656	659
Bank of NT Butterfield & Son Ltd/The	1,324	42
Bank OZK	366	18
BankUnited Inc	346	11
Banner Corp	851	46
Berkshire Hathaway Inc, Cl B *	19,166	6,836
Berkshire Hills Bancorp Inc	1,501	37
BlackRock Inc, Cl A	1,878	1,525
Blackstone Inc	6,935	908
Block Inc, Cl A *	4,127	319
BOK Financial Corp	568	49
Bread Financial Holdings Inc	1,335	44
Brighthouse Financial Inc *	268	14
Brown & Brown Inc	290	21
Cadence Bank	1,525	45
Capital One Financial Corp	3,914	513
Capitol Federal Financial Inc	3,529	23
Carlyle Group Inc/The	923	38
Cass Information Systems Inc	865	39
Cathay General Bancorp	1,291	58
Cboe Global Markets Inc	99	18
Central Pacific Financial Corp	1,651	32
Charles Schwab Corp/The	16,432	1,131
Chimera Investment Corp ‡	2,402	12
Chubb Ltd	6,169	1,394

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cincinnati Financial Corp	891	$92
Citigroup Inc	11,643	599
Citizens Financial Group Inc	3,587	119
City Holding Co	607	67
CME Group Inc, Cl A	4,726	995
CNA Financial Corp	253	11
Cohen & Steers Inc	764	58
Columbia Banking System Inc	1,640	44
Comerica Inc	1,232	69
Commerce Bancshares Inc/MO	1,808	97
Community Bank System Inc	710	37
ConnectOne Bancorp Inc	1,891	43
Credit Acceptance Corp *	177	94
Cullen/Frost Bankers Inc	121	13
Dime Community Bancshares Inc	1,467	39
Discover Financial Services	10,158	1,142
Eagle Bancorp Inc	1,035	31
East West Bancorp Inc	1,710	123
eHealth Inc *	512	4
Ellington Financial Inc ‡	2,748	35
Enterprise Financial Services Corp	1,063	47
Equitable Holdings Inc	432	14
Essent Group Ltd	970	51
Euronet Worldwide Inc *	74	8
Evercore Inc, Cl A	659	113
Everest Group Ltd	179	63
Eversource Energy	10,983	678
EVERTEC Inc	1,569	64
F&G Annuities & Life Inc	2,571	118
FactSet Research Systems Inc	306	146
FB Financial Corp	1,250	50
Federal Agricultural Mortgage Corp, Cl C	119	23
Fidelity National Financial Inc	1,063	54
Fidelity National Information Services Inc	7,874	473
Fifth Third Bancorp	4,599	159
First American Financial Corp	814	52
First BanCorp/Puerto Rico	821	13
First Busey Corp	1,790	44
First Citizens BancShares Inc/NC, Cl A	75	106
First Commonwealth Financial Corp	3,365	52
First Financial Bancorp	1,921	46
First Financial Bankshares Inc	1,378	42
First Hawaiian Inc	3,126	71
First Horizon Corp	22,027	312
First Interstate BancSystem Inc, Cl A	1,171	36
First Merchants Corp	1,182	44
FirstCash Holdings Inc	612	66
Fiserv Inc *	3,118	414
FleetCor Technologies Inc *	277	78
FNB Corp/PA	3,907	54
Franklin Resources Inc	6,856	204
Fulton Financial Corp	2,789	46

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genworth Financial Inc, Cl A *	10,439	$70
German American Bancorp Inc	1,414	46
Global Payments Inc	842	107
Globe Life Inc	108	13
Goldman Sachs Group Inc/The	3,960	1,528
Goosehead Insurance Inc, Cl A *	215	16
Hancock Whitney Corp	1,142	55
Hannon Armstrong Sustainable Infrastructure Capital Inc	7,020	194
Hanover Insurance Group Inc/The	124	15
HarborOne Bancorp Inc	861	10
Hartford Financial Services Group Inc/The	1,006	81
Heartland Financial USA Inc	1,003	38
Heritage Financial Corp/WA	1,744	37
Home BancShares Inc/AR	2,523	64
HomeStreet Inc	309	3
Hope Bancorp Inc	3,233	39
Horace Mann Educators Corp	1,125	37
Houlihan Lokey Inc, Cl A	192	23
Huntington Bancshares Inc/OH	9,540	121
Independent Bank Corp	580	38
Independent Bank Group Inc	846	43
Intercontinental Exchange Inc	2,399	308
Invesco Ltd	18,276	326
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	104
James River Group Holdings Ltd	1,180	11
Janus Henderson Group PLC	1,207	36
Jefferies Financial Group Inc	2,313	93
JPMorgan Chase & Co	29,266	4,978
KeyCorp	12,904	186
Kinsale Capital Group Inc	73	24
KKR & Co Inc	3,222	267
Lakeland Bancorp Inc	2,890	43
Lazard Inc, Cl A	2,316	81
Lemonade Inc *	1,665	27
LendingTree Inc *	175	5
Lincoln National Corp	3,621	98
Loews Corp	222	15
LPL Financial Holdings Inc	1,036	236
M&T Bank Corp	765	105
MarketAxess Holdings Inc	144	42
Marsh & McLennan Cos Inc	11,120	2,107
Mastercard Inc, Cl A	9,928	4,234
Mercury General Corp	233	9
MetLife Inc	6,576	435
MFA Financial Inc ‡	1,584	18
MGIC Investment Corp	3,455	67
Moelis & Co, Cl A	461	26
Moody's Corp	4,810	1,879
Morgan Stanley	15,681	1,462
Morningstar Inc	67	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mr Cooper Group Inc *	335	$22
MSCI Inc, Cl A	635	359
Nasdaq Inc	7,134	415
NBT Bancorp Inc	1,213	51
NCR Atleos Corp *	167	4
Nelnet Inc, Cl A	145	13
New York Community Bancorp Inc	951	10
New York Mortgage Trust Inc ‡	1,944	17
NMI Holdings Inc, Cl A *	1,470	44
Northern Trust Corp	7,549	637
Northfield Bancorp Inc	2,868	36
OFG Bancorp	2,119	79
Old National Bancorp/IN	5,093	86
OneMain Holdings Inc, Cl A	258	13
Orchid Island Capital Inc, Cl A ‡	3,472	29
Pacific Premier Bancorp Inc	3,188	93
Palomar Holdings Inc, Cl A *	145	8
Pathward Financial Inc	266	14
PayPal Holdings Inc *	16,718	1,027
PennyMac Mortgage Investment Trust ‡	24,099	360
Pinnacle Financial Partners Inc	1,489	130
PNC Financial Services Group Inc/The	5,690	881
Popular Inc	1,507	124
PRA Group Inc *	1,320	35
Primerica Inc	323	66
Principal Financial Group Inc	662	52
Priority Technology Holdings Inc *	10,659	38
ProAssurance Corp	1,351	19
PROG Holdings Inc *	832	26
Progressive Corp/The	7,459	1,188
Prosperity Bancshares Inc	1,192	81
Provident Financial Services Inc	1,988	36
Prudential Financial Inc	15,519	1,609
Radian Group Inc	1,924	55
Raymond James Financial Inc	1,949	217
Redwood Trust Inc ‡	2,992	22
Regions Financial Corp	62,324	1,208
Reinsurance Group of America Inc, Cl A	578	93
RenaissanceRe Holdings Ltd	69	14
Renasant Corp	1,366	46
Repay Holdings Corp, Cl A *	7,436	63
Rithm Capital Corp ‡	1,403	15
RLI Corp	545	73
S&P Global Inc	5,805	2,557
Sandy Spring Bancorp Inc	1,350	37
Seacoast Banking Corp of Florida	1,616	46
ServisFirst Bancshares Inc	187	12
SLM Corp	8,316	159
SouthState Corp	216	18
Starwood Property Trust Inc ‡	2,000	42
State Street Corp	9,970	772
Stellar Bancorp Inc	1,869	52

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stifel Financial Corp	245	$17
Synchrony Financial	4,720	180
Synovus Financial Corp	1,267	48
T Rowe Price Group Inc	2,711	292
Texas Capital Bancshares Inc *	822	53
TFS Financial Corp	573	8
TPG RE Finance Trust Inc ‡	2,439	16
Travelers Cos Inc/The	4,033	768
TriCo Bancshares	1,219	52
Triumph Financial Inc *	822	66
Truist Financial Corp	14,236	526
Trustmark Corp	1,410	39
Two Harbors Investment Corp ‡	1,597	22
UMB Financial Corp	715	60
Univest Financial Corp	1,820	40
Unum Group	1,638	74
Upstart Holdings Inc *	1,290	53
US Bancorp	5,858	254
Valley National Bancorp	4,269	46
Veritex Holdings Inc	348	8
Virtu Financial Inc, Cl A	3,026	61
Visa Inc, Cl A	21,213	5,523
W R Berkley Corp	247	17
Walker & Dunlop Inc	749	83
Washington Trust Bancorp Inc	924	30
Webster Financial Corp	2,008	102
Wells Fargo & Co	30,993	1,525
Westamerica BanCorp	731	41
Western Alliance Bancorp	1,801	118
Western Union Co/The	425	5
WEX Inc *	55	11
Willis Towers Watson PLC	907	219
Wintrust Financial Corp	708	66
Zions Bancorp NA	1,771	78

		72,436
Health Care — 12.7%
10X Genomics Inc, Cl A *	954	53
Abbott Laboratories	25,893	2,850
AbbVie Inc	22,228	3,445
Acadia Healthcare Co Inc *	220	17
Accolade Inc *	956	11
AdaptHealth Corp, Cl A *	2,632	19
Adaptive Biotechnologies Corp *	1,704	8
Addus HomeCare Corp *	495	46
Agilent Technologies Inc	5,441	756
Agiliti Inc *	16,779	133
Agios Pharmaceuticals Inc *	1,062	24
Akero Therapeutics Inc *	913	21
Alector Inc *	2,628	21
Align Technology Inc *	311	85
Allogene Therapeutics Inc *	1,838	6
Alnylam Pharmaceuticals Inc *	562	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amedisys Inc *	56	$5
Amgen Inc	7,026	2,024
Amicus Therapeutics Inc *	5,193	74
AMN Healthcare Services Inc *	832	62
AnaptysBio Inc *	1,908	41
Anika Therapeutics Inc *	920	21
Apollo Medical Holdings Inc *	344	13
Arcturus Therapeutics Holdings Inc *	483	15
Arcus Biosciences Inc *	2,371	45
Arrowhead Pharmaceuticals Inc *	251	8
Arvinas Inc *	1,298	53
AtriCure Inc *	1,029	37
Atrion Corp	71	27
Avanos Medical Inc *	301	7
Avantor Inc *	1,656	38
Avidity Biosciences Inc *	2,388	22
Avista Public Acquisition Corp II, Cl W *	2,263	14
Axonics Inc *	351	22
Azenta Inc *	207	13
Baxter International Inc	12,373	478
Becton Dickinson & Co	4,437	1,082
BioCryst Pharmaceuticals Inc *	1,030	6
Biogen Inc *	2,874	744
Biohaven Ltd *	45	2
BioLife Solutions Inc *	2,163	35
BioMarin Pharmaceutical Inc *	1,042	100
Bio-Rad Laboratories Inc, Cl A *	32	10
Bio-Techne Corp	212	16
Bluebird Bio Inc *	645	1
Boston Scientific Corp *	16,399	948
Bridgebio Pharma Inc *	241	10
Bristol-Myers Squibb Co	30,047	1,542
Brookdale Senior Living Inc *	7,397	43
Bruker Corp	233	17
Cardinal Health Inc	1,413	142
CareDx Inc *	6,310	76
Cassava Sciences Inc *	614	14
Castle Biosciences Inc *	730	16
Catalent Inc *	949	43
Catalyst Pharmaceuticals Inc *	11,416	192
Cencora Inc, Cl A	589	121
Centene Corp *	4,805	357
Charles River Laboratories International Inc *	77	18
Cigna Group/The	6,030	1,806
Collegium Pharmaceutical Inc *	2,915	90
Cooper Cos Inc/The	236	89
Corcept Therapeutics Inc *	3,878	126
CorVel Corp *	125	31
Crinetics Pharmaceuticals Inc *	2,310	82
CryoPort Inc *	871	13
CVS Health Corp	7,541	595

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cytokinetics Inc *	4,083	$341
Danaher Corp	7,586	1,755
DaVita Inc *	160	17
Deciphera Pharmaceuticals Inc *	716	12
Denali Therapeutics Inc *	2,631	56
DENTSPLY SIRONA Inc	3,113	111
Dexcom Inc *	3,388	420
Dynavax Technologies Corp *	4,355	61
Eagle Pharmaceuticals Inc/DE *	1,045	5
Editas Medicine Inc, Cl A *	1,596	16
Edwards Lifesciences Corp *	8,484	647
Elanco Animal Health Inc *	398	6
Elevance Health Inc	5,075	2,393
Eli Lilly & Co	11,139	6,493
Embecta Corp	887	17
Emergent BioSolutions Inc *	950	2
Enanta Pharmaceuticals Inc *	785	7
Encompass Health Corp	164	11
Enhabit Inc *	82	1
Enovis Corp *	485	27
Envista Holdings Corp *	317	8
Exact Sciences Corp *	930	69
Exelixis Inc *	4,344	104
Fate Therapeutics Inc *	3,277	12
Fortrea Holdings Inc *	515	18
Fulgent Genetics Inc *	853	25
GE HealthCare Technologies Inc	153	12
Gilead Sciences Inc	14,228	1,153
Glaukos Corp *	167	13
Globus Medical Inc, Cl A *	179	10
Haemonetics Corp *	195	17
Halozyme Therapeutics Inc *	2,641	98
HCA Healthcare Inc	2,314	626
Health Catalyst Inc *	1,594	15
HealthEquity Inc *	673	45
Henry Schein Inc *	2,612	198
Hologic Inc *	927	66
Humana Inc	422	193
ICON PLC *	572	162
ICU Medical Inc *	62	6
Ideaya Biosciences Inc *	4,068	145
IDEXX Laboratories Inc *	707	392
IGM Biosciences Inc *	1,084	9
Illumina Inc *	3,200	446
Inari Medical Inc *	419	27
Incyte Corp *	1,063	67
Innoviva Inc *	3,557	57
Inogen Inc *	706	4
Insmed Inc *	2,129	66
Insulet Corp *	65	14
Integer Holdings Corp *	625	62
Integra LifeSciences Holdings Corp *	188	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intellia Therapeutics Inc *	1,231	$38
Intra-Cellular Therapies Inc *	1,787	128
Intuitive Surgical Inc *	4,209	1,420
Ionis Pharmaceuticals Inc *	782	40
Iovance Biotherapeutics Inc *	1,433	12
IQVIA Holdings Inc *	491	114
iRhythm Technologies Inc *	210	22
Ironwood Pharmaceuticals Inc, Cl A *	3,844	44
Johnson & Johnson	32,711	5,127
Kiniksa Pharmaceuticals Ltd, Cl A *	801	14
Kodiak Sciences Inc *	1,218	4
Krystal Biotech Inc *	823	102
Kura Oncology Inc *	3,438	49
Laboratory Corp of America Holdings	515	117
Lantheus Holdings Inc *	2,408	149
Ligand Pharmaceuticals Inc *	462	33
LivaNova PLC *	657	34
MacroGenics Inc *	1,782	17
Madrigal Pharmaceuticals Inc *	531	123
McKesson Corp	1,233	571
MeiraGTx Holdings plc *	4,240	30
Merck & Co Inc	36,210	3,948
Mettler-Toledo International Inc *	404	490
Mirati Therapeutics Inc *	429	25
Moderna Inc *	4,368	434
Mural Oncology PLC *	243	1
Myriad Genetics Inc *	1,860	36
Natera Inc *	229	14
National Research Corp	779	31
Neogen Corp *	300	6
Neurocrine Biosciences Inc *	1,089	143
Nevro Corp *	83	2
Novavax Inc *	816	4
Novocure Ltd *	905	14
Omnicell Inc *	466	18
Option Care Health Inc *	648	22
OraSure Technologies Inc *	6,042	50
Organon & Co	649	9
Pediatrix Medical Group Inc *	417	4
Pennant Group Inc/The *	1,609	22
Penumbra Inc *	72	18
Pfizer Inc	71,397	2,056
Phreesia Inc *	361	8
PMV Pharmaceuticals Inc *	12,323	38
Premier Inc, Cl A	2,266	51
Protagonist Therapeutics Inc *	1,083	25
PTC Therapeutics Inc *	1,021	28
QIAGEN NV *	2,338	102
Quest Diagnostics Inc	865	119
Recursion Pharmaceuticals Inc, Cl A *	11,559	114
Regeneron Pharmaceuticals Inc *	1,105	971
REGENXBIO Inc *	456	8

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Relay Therapeutics Inc *	11,508	$127
Repligen Corp *	553	99
ResMed Inc	2,930	504
Revance Therapeutics Inc *	3,056	27
Revvity Inc	120	13
Rocket Pharmaceuticals Inc *	932	28
Sage Therapeutics Inc *	516	11
Sarepta Therapeutics Inc *	87	8
Shockwave Medical Inc *	49	9
Simulations Plus Inc	1,477	66
STAAR Surgical Co *	2,233	70
Stryker Corp	2,268	679
Supernus Pharmaceuticals Inc *	2,174	63
Surmodics Inc *	1,169	43
Tactile Systems Technology Inc *	728	10
Tandem Diabetes Care Inc *	144	4
Teleflex Inc	486	121
Theravance Biopharma Inc *	2,200	25
Thermo Fisher Scientific Inc	4,827	2,562
Travere Therapeutics Inc *	3,434	31
Twist Bioscience Corp *	606	22
Ultragenyx Pharmaceutical Inc *	1,143	55
United Therapeutics Corp *	559	123
UnitedHealth Group Inc	11,188	5,890
Universal Health Services Inc, Cl B	80	12
US Physical Therapy Inc	428	40
Utah Medical Products Inc	515	43
Varex Imaging Corp *	1,631	33
Vaxcyte Inc *	1,042	65
Veeva Systems Inc, Cl A *	1,157	223
Veradigm Inc *	3,611	38
Vericel Corp *	1,218	43
Vertex Pharmaceuticals Inc *	3,305	1,345
Viatris Inc, Cl W	1,277	14
Waters Corp *	395	130
West Pharmaceutical Services Inc	250	88
Xencor Inc *	1,686	36
Y-mAbs Therapeutics Inc *	3,117	21
Zentalis Pharmaceuticals Inc *	497	8
Zimmer Biomet Holdings Inc	3,501	426
Zimvie Inc *	350	6
Zoetis Inc, Cl A	6,022	1,189

		66,883
Industrials — 9.0%
3M Co	10,841	1,185
A O Smith Corp	1,708	141
AAON Inc	288	21
ABM Industries Inc	3,427	154
ACCO Brands Corp	5,214	32
Acuity Brands Inc	84	17
AerSale Corp *	12,013	153
AGCO Corp	149	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Air Lease Corp, Cl A	1,053	$44
Alamo Group Inc	86	18
Alaska Air Group Inc *	4,763	186
Albany International Corp, Cl A	652	64
Allegion PLC	855	108
Allison Transmission Holdings Inc	1,870	109
American Airlines Group Inc *	405	6
American Woodmark Corp *	461	43
AMETEK Inc	794	131
Amprius Technologies Inc *	12,555	66
Apogee Enterprises Inc	1,229	66
Applied Industrial Technologies Inc	745	129
ArcBest Corp	336	40
Archer Aviation Inc, Cl A *	42,816	263
Arcosa Inc	1,128	93
Argan Inc	1,315	62
Armstrong World Industries Inc	161	16
ASGN Inc *	146	14
Astec Industries Inc	204	8
Astronics Corp *	3,653	64
Atkore Inc *	453	72
Automatic Data Processing Inc	8,872	2,067
Avis Budget Group Inc	445	79
Axon Enterprise Inc *	1,202	311
AZZ Inc	1,071	62
Barnes Group Inc	807	26
Blink Charging Co *	1,491	5
Bloom Energy Corp, Cl A *	4,597	68
Brink's Co/The	540	47
Broadridge Financial Solutions Inc	720	148
Cadeler A/S ADR *	8,253	152
Cadre Holdings Inc	1,351	44
Carlisle Cos Inc	311	97
Carrier Global Corp	6,184	355
CBIZ Inc *	1,805	113
Ceridian HCM Holding Inc *	792	53
CH Robinson Worldwide Inc	148	13
Chart Industries Inc *	576	79
Cintas Corp	1,907	1,149
Clarivate PLC *	11,944	111
Clean Harbors Inc *	137	24
CNH Industrial NV	7,547	92
Comfort Systems USA Inc	988	203
Concentrix Corp	387	38
Construction Partners Inc, Cl A *	391	17
Copart Inc *	5,136	252
Crane Co	135	16
CSG Systems International Inc	965	51
CSW Industrials Inc	116	24
CSX Corp	29,082	1,008
Cummins Inc	3,179	762
Custom Truck One Source Inc *	15,463	96

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Deere & Co	4,735	$1,893
Delta Air Lines Inc	29,646	1,193
Deluxe Corp	981	21
Distribution Solutions Group Inc *	3,044	96
Donaldson Co Inc	202	13
Dover Corp	383	59
Dycom Industries Inc *	1,064	122
Eaton Corp PLC	9,633	2,320
EMCOR Group Inc	565	122
Emerson Electric Co	1,464	142
Enerpac Tool Group Corp, Cl A	2,369	74
EnerSys	664	67
Enovix Corp *	4,020	50
Enpro Inc	738	116
Enviri Corp *	7,225	65
Equifax Inc	64	16
Esab Corp	485	42
ESCO Technologies Inc	568	66
Eve Holding Inc *	12,343	90
ExlService Holdings Inc *	680	21
Expeditors International of Washington Inc	1,163	148
Exponent Inc	135	12
Fastenal Co	242	16
Federal Signal Corp	1,560	120
FedEx Corp	2,712	686
Ferguson PLC	582	112
Flowserve Corp	239	10
Forrester Research Inc *	1,169	31
Fortune Brands Innovations Inc	174	13
Forward Air Corp	144	9
Franklin Electric Co Inc	180	17
FTI Consulting Inc *	443	88
Generac Holdings Inc *	203	26
General Electric Co	8,163	1,042
Genpact Ltd	5,562	193
Gibraltar Industries Inc *	164	13
Graco Inc	223	19
GrafTech International Ltd	954	2
Granite Construction Inc	1,780	91
Great Lakes Dredge & Dock Corp *	4,289	33
Greenbrier Cos Inc/The	1,583	70
GXO Logistics Inc *	1,041	64
Healthcare Services Group Inc	422	4
HEICO Corp	4,351	778
HEICO Corp, Cl A	2,682	382
Helios Technologies Inc	1,091	49
Herc Holdings Inc	1,012	151
Hexcel Corp	15,837	1,168
Hillenbrand Inc	300	14
HireRight Holdings Corp *	4,409	59
HNI Corp	1,910	80
Howmet Aerospace Inc	8,758	474

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hubbell Inc, Cl B	78	$26
ICF International Inc	545	73
IDEX Corp	68	15
Illinois Tool Works Inc	8,134	2,131
Ingersoll Rand Inc	2,900	224
Insperity Inc	592	69
Interface Inc, Cl A	18,735	236
ITT Inc	918	110
JB Hunt Transport Services Inc	437	87
JetBlue Airways Corp *	837	5
Joby Aviation Inc *	15,834	105
John Bean Technologies Corp	439	44
Kadant Inc	65	18
Kaman Corp	31,859	763
Kelly Services Inc, Cl A	2,214	48
Kennametal Inc	1,343	35
Kforce Inc	444	30
Kirby Corp *	1,032	81
Knight-Swift Transportation Holdings Inc, Cl A	1,357	78
Korn Ferry	1,193	71
Landstar System Inc	83	16
Lennox International Inc	44	20
Leonardo DRS Inc *	6,243	125
Lincoln Electric Holdings Inc	1,027	223
Lindsay Corp	91	12
Liquidity Services Inc *	2,249	39
Luxfer Holdings PLC	3,194	29
Lyft Inc, Cl A *	7,511	113
ManpowerGroup Inc	3,586	285
Marten Transport Ltd	592	12
Masco Corp	245	16
Masterbrand Inc *	174	3
Matson Inc	1,273	140
Maximus Inc	682	57
McGrath RentCorp	666	80
MDU Resources Group Inc	386	8
Middleby Corp/The *	103	15
MillerKnoll Inc	2,900	77
MRC Global Inc *	3,597	40
MSC Industrial Direct Co Inc, Cl A	1,115	113
Nordson Corp	600	159
Norfolk Southern Corp	2,628	621
NOW Inc *	4,359	49
NV5 Global Inc *	202	22
Old Dominion Freight Line Inc	42	17
Omega Flex Inc	70	5
OPENLANE Inc *	2,303	34
Oshkosh Corp	2,762	299
Otis Worldwide Corp	2,457	220
Owens Corning	4,958	735
PACCAR Inc	2,950	288

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Park Aerospace Corp	965	$14
Parker-Hannifin Corp	686	316
Paychex Inc	2,612	311
Paycom Software Inc	194	40
Paylocity Holding Corp *	417	69
Pentair PLC	245	18
Pitney Bowes Inc	11,792	52
Planet Labs PBC *	11,494	28
Plug Power Inc *	4,368	20
Primoris Services Corp	1,960	65
Proto Labs Inc *	91	4
Quanta Services Inc	545	118
RB Global Inc	132	9
RBC Bearings Inc *	64	18
Redwire Corp *	40,312	115
Regal Rexnord Corp	1,068	158
Republic Services Inc, Cl A	969	160
Resideo Technologies Inc *	448	8
Robert Half Inc	806	71
Rocket Lab USA Inc *	16,898	93
Rockwell Automation Inc	1,620	503
Rollins Inc	3,532	154
RXO Inc *	1,041	24
Ryder System Inc	1,425	164
Saia Inc *	96	42
Schneider National Inc, Cl B	521	13
Shyft Group Inc/The	429	5
Simpson Manufacturing Co Inc	643	127
SiteOne Landscape Supply Inc *	361	59
Snap-on Inc	318	92
Southwest Airlines Co	322	9
SP Plus Corp *	1,169	60
Spirit AeroSystems Holdings Inc, Cl A *	22,727	722
Spirit Airlines Inc	1,221	20
SPX Technologies Inc *	999	101
Stanley Black & Decker Inc	1,349	132
Steelcase Inc, Cl A	2,620	35
Stem Inc *	5,869	23
Stericycle Inc *	179	9
Sunrun Inc *	1,979	39
Tennant Co	639	59
Terex Corp	341	20
Tetra Tech Inc	564	94
Timken Co/The	204	16
Toro Co/The	1,175	113
TPI Composites Inc *	472	2
TransUnion	135	9
Trex Co Inc *	1,134	94
TriNet Group Inc *	877	104
Trinity Industries Inc	511	14
Triumph Group Inc *	1,853	31
TrueBlue Inc *	6,393	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TTEC Holdings Inc	202	$4
Uber Technologies Inc *	13,706	844
UFP Industries Inc	196	25
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	18
UniFirst Corp/MA	235	43
Union Pacific Corp	7,120	1,749
United Airlines Holdings Inc *	289	12
United Parcel Service Inc, Cl B	8,300	1,305
United Rentals Inc	1,692	970
Upwork Inc *	3,753	56
Valmont Industries Inc	76	18
Veralto Corp	1,397	115
Verisk Analytics Inc, Cl A	1,729	413
Vertiv Holdings Co, Cl A	2,945	141
Vestis Corp	130	3
Virgin Galactic Holdings Inc *	91,477	224
Wabash National Corp	3,217	82
Waste Management Inc	6,467	1,158
Watsco Inc	52	22
Watts Water Technologies Inc, Cl A	507	106
WESCO International Inc	3,661	637
Westinghouse Air Brake Technologies Corp	465	59
WillScot Mobile Mini Holdings Corp, Cl A *	590	26
Woodward Inc	139	19
WW Grainger Inc	1,952	1,618
Xylem Inc/NY	12,492	1,429
Zurn Elkay Water Solutions Corp	1,629	48

		47,388
Information Technology — 27.7%
8x8 Inc *	2,725	10
Accenture PLC, Cl A	9,741	3,418
ACI Worldwide Inc *	1,373	42
Adeia Inc	2,351	29
Adobe Inc *	7,035	4,197
ADTRAN Holdings Inc	979	7
Advanced Energy Industries Inc	725	79
Advanced Micro Devices Inc *	18,853	2,779
Agilysys Inc *	323	27
Akamai Technologies Inc *	7,949	941
Alarm.com Holdings Inc *	1,192	77
Altair Engineering Inc, Cl A *	269	23
Alteryx Inc, Cl A *	635	30
Ambarella Inc *	160	10
Amdocs Ltd	3,632	319
Amkor Technology Inc	3,864	129
Amphenol Corp, Cl A	4,648	461
Analog Devices Inc	3,241	644
ANSYS Inc *	683	248
Appian Corp, Cl A *	1,246	47
Apple Inc	172,634	33,237
Applied Materials Inc	12,856	2,084

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arista Networks Inc *	3,072	$723
Arlo Technologies Inc *	7,542	72
Arrow Electronics Inc *	1,639	200
Asana Inc, Cl A *	3,091	59
Aspen Technology Inc *	173	38
Atlassian Corp, Cl A *	76	18
Autodesk Inc *	3,559	867
Avnet Inc	325	16
Axcelis Technologies Inc *	1,474	191
Badger Meter Inc	775	120
Belden Inc	155	12
Benchmark Electronics Inc	1,447	40
Bentley Systems Inc, Cl B	1,422	74
BigCommerce Holdings Inc *	3,803	37
BILL Holdings Inc *	185	15
Blackbaud Inc *	629	55
Blackline Inc *	185	12
Box Inc, Cl A *	539	14
Broadcom Inc	5,201	5,806
Cadence Design Systems Inc *	2,312	630
CDW Corp/DE	806	183
Cerence Inc *	493	10
Ciena Corp *	1,223	55
Cirrus Logic Inc *	640	53
Cisco Systems Inc	62,767	3,171
Cloudflare Inc, Cl A *	1,522	127
Cognex Corp	203	8
Cognizant Technology Solutions Corp, Cl A	8,315	628
Coherent Corp *	265	12
CommScope Holding Co Inc *	7,086	20
CommVault Systems Inc *	219	17
Consensus Cloud Solutions Inc *	180	5
Corning Inc	6,104	186
Crane NXT Co	135	8
Crowdstrike Holdings Inc, Cl A *	410	105
CTS Corp	301	13
Datadog Inc, Cl A *	1,589	193
Digital Turbine Inc *	4,674	32
DocuSign Inc, Cl A *	1,618	96
Dolby Laboratories Inc, Cl A	731	63
Domo Inc, Cl B *	297	3
Dropbox Inc, Cl A *	2,914	86
Dynatrace Inc *	465	25
E2open Parent Holdings Inc *	20,021	88
Elastic NV *	183	21
Enphase Energy Inc *	60	8
Envestnet Inc *	717	35
EPAM Systems Inc *	121	36
Extreme Networks Inc *	4,187	74
F5 Inc *	578	103
Fair Isaac Corp *	16	19
Fastly Inc, Cl A *	905	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First Solar Inc *	2,469	$425
Five9 Inc *	93	7
FormFactor Inc *	353	15
Fortinet Inc *	4,535	265
Gartner Inc *	326	147
Gen Digital Inc	4,737	108
GLOBALFOUNDRIES Inc *	1,732	105
Globant SA *	271	64
GoDaddy Inc, Cl A *	1,102	117
Guidewire Software Inc *	109	12
Hackett Group Inc/The	3,129	71
HubSpot Inc *	322	187
Infinera Corp *	6,579	31
Insight Enterprises Inc *	132	23
Intel Corp	51,878	2,607
InterDigital Inc	917	100
International Business Machines Corp	13,123	2,146
Intuit Inc	3,714	2,321
IPG Photonics Corp *	558	61
Itron Inc *	588	44
Jabil Inc	1,012	129
Juniper Networks Inc	7,826	231
Keysight Technologies Inc *	8,514	1,354
Kimball Electronics Inc *	2,142	58
KLA Corp	1,803	1,048
Knowles Corp *	2,314	41
Kulicke & Soffa Industries Inc	764	42
Kyndryl Holdings Inc *	2,624	55
Lam Research Corp	2,119	1,660
Lattice Semiconductor Corp *	369	25
Littelfuse Inc	60	16
Lumentum Holdings Inc *	660	35
Manhattan Associates Inc *	522	112
Marathon Digital Holdings Inc *	3,468	81
Marvell Technology Inc	7,143	431
Matterport Inc *	11,962	32
Microchip Technology Inc	1,268	114
Micron Technology Inc	11,221	958
Microsoft Corp	86,907	32,680
MicroStrategy Inc, Cl A *	69	44
MicroVision Inc *	2,858	8
MKS Instruments Inc	103	11
MongoDB Inc, Cl A *	574	235
Monolithic Power Systems Inc	64	40
N-able Inc *	317	4
NCR Voyix Corp *	334	6
NetApp Inc	2,936	259
NetScout Systems Inc *	2,073	45
Novanta Inc *	98	16
Nutanix Inc, Cl A *	359	17
NVIDIA Corp	29,259	14,490
Okta Inc, Cl A *	812	73

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ON Semiconductor Corp *	9,112	$761
Oracle Corp	24,339	2,566
OSI Systems Inc *	497	64
PagerDuty Inc *	1,821	42
Palantir Technologies Inc, Cl A *	6,527	112
Palo Alto Networks Inc *	2,616	771
Pegasystems Inc	150	7
Perficient Inc *	181	12
Plexus Corp *	589	64
Power Integrations Inc	196	16
Procore Technologies Inc *	1,013	70
Progress Software Corp	1,206	65
PROS Holdings Inc *	818	32
PTC Inc *	677	118
Pure Storage Inc, Cl A *	685	24
Qorvo Inc *	100	11
QUALCOMM Inc	14,569	2,107
Qualys Inc *	591	116
Rambus Inc *	3,633	248
Rapid7 Inc *	393	22
RingCentral Inc, Cl A *	699	24
Riot Platforms Inc *	3,379	52
Rogers Corp *	392	52
Roper Technologies Inc	289	158
Salesforce Inc *	15,277	4,020
Sanmina Corp *	189	10
ScanSource Inc *	1,292	51
Semtech Corp *	1,000	22
ServiceNow Inc *	2,243	1,585
Silicon Laboratories Inc *	437	58
Skyworks Solutions Inc	308	35
Smartsheet Inc, Cl A *	266	13
Snowflake Inc, Cl A *	3,330	663
SolarWinds Corp *	317	4
Splunk Inc *	711	108
SPS Commerce Inc *	152	29
Super Micro Computer Inc *	385	109
Synaptics Inc *	142	16
Synopsys Inc *	1,235	636
TD SYNNEX Corp	387	42
Teledyne Technologies Inc *	31	14
Teradata Corp *	4,437	193
Teradyne Inc	3,500	380
Texas Instruments Inc	9,105	1,552
Trimble Inc *	2,035	108
TTM Technologies Inc *	3,386	54
Tucows Inc, Cl A *	170	5
Turtle Beach Corp *	10,192	112
Twilio Inc, Cl A *	1,420	108
Tyler Technologies Inc *	393	164
Ubiquiti Inc	48	7
UiPath Inc, Cl A *	4,174	104

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Unisys Corp *	689	$4
Unity Software Inc *	2,638	108
Universal Display Corp	2,553	488
Varonis Systems Inc, Cl B *	327	15
Verint Systems Inc *	947	26
VeriSign Inc *	802	165
ViaSat Inc *	693	19
Viavi Solutions Inc *	3,355	34
Western Digital Corp *	2,423	127
Wolfspeed Inc *	248	11
Workday Inc, Cl A *	2,079	574
Workiva Inc, Cl A *	1,224	124
Xerox Holdings Corp	4,697	86
Xperi Inc *	940	10
Zebra Technologies Corp, Cl A *	438	120
Zoom Video Communications Inc, Cl A *	2,001	144
Zscaler Inc *	491	109

		146,422
Materials — 2.3%
AdvanSix Inc	1,143	34
Air Products and Chemicals Inc	4,688	1,284
Albemarle Corp	752	109
Alcoa Corp	5,657	192
Amcor PLC	4,821	46
AptarGroup Inc	1,944	240
Arch Resources Inc	94	16
Ashland Inc	152	13
ATI Inc *	2,362	107
Avery Dennison Corp	88	18
Avient Corp	1,216	51
Axalta Coating Systems Ltd *	7,963	271
Balchem Corp	107	16
Ball Corp	15,648	900
Berry Global Group Inc	3,314	223
Cabot Corp	238	20
Carpenter Technology Corp	1,006	71
Celanese Corp, Cl A	93	14
CF Industries Holdings Inc	1,865	148
Chemours Co/The	2,832	89
Cleveland-Cliffs Inc *	6,197	127
Coeur Mining Inc *	6,945	23
Commercial Metals Co	1,211	61
Compass Minerals International Inc	851	22
Constellium SE, Cl A *	4,520	90
Corteva Inc	885	42
Crown Holdings Inc	6,925	638
Dow Inc	6,392	351
DuPont de Nemours Inc	3,212	247
Eagle Materials Inc	126	26
Eastman Chemical Co	9,101	817
Ecolab Inc	2,293	455
FMC Corp	2,400	151

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Freeport-McMoRan Inc	27,003	$1,150
Graphic Packaging Holding Co	681	17
Greif Inc, Cl A	1,122	74
HB Fuller Co	158	13
Huntsman Corp	475	12
Ingevity Corp *	563	27
Innospec Inc	499	61
International Flavors & Fragrances Inc	2,307	187
International Paper Co	360	13
Knife River Corp *	96	6
Livent Corp *	5,807	104
Louisiana-Pacific Corp	1,740	123
LyondellBasell Industries NV, Cl A	2,182	207
Martin Marietta Materials Inc	397	198
Minerals Technologies Inc	182	13
Mosaic Co/The	3,590	128
Newmont Corp	21,956	909
Novagold Resources Inc *	1,266	5
Nucor Corp	1,828	318
Packaging Corp of America	101	16
PPG Industries Inc	2,274	340
Quaker Chemical Corp	55	12
Reliance Steel & Aluminum Co	412	115
Royal Gold Inc	512	62
Schnitzer Steel Industries Inc, Cl A	1,418	43
Scotts Miracle-Gro Co/The	163	10
Sealed Air Corp	293	11
Sensient Technologies Corp	161	11
Sherwin-Williams Co/The	940	293
Sonoco Products Co	185	10
Southern Copper Corp	272	23
Steel Dynamics Inc	2,648	313
Stepan Co	138	13
Summit Materials Inc, Cl A *	447	17
Sylvamo Corp	32	2
TriMas Corp	1,583	40
Trinseo PLC	1,345	11
Tronox Holdings PLC	4,385	62
United States Lime & Minerals Inc	98	23
United States Steel Corp	3,709	180
Vulcan Materials Co	665	151
Warrior Met Coal Inc	969	59
Westlake Corp	137	19
Westrock Co	336	14
Worthington Steel Inc	223	6

		12,333
Real Estate — 3.0%
Acadia Realty Trust ‡	1,946	33
Agree Realty Corp ‡	736	46
Alexander & Baldwin Inc ‡	2,342	45
Alexandria Real Estate Equities Inc ‡	846	107
American Homes 4 Rent, Cl A ‡	375	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Tower Corp, Cl A ‡	5,189	$1,120
Anywhere Real Estate Inc *	4,621	37
Apartment Income REIT Corp ‡	304	11
Apartment Investment and Management Co, Cl A *‡	1,711	13
Apple Hospitality REIT Inc ‡	718	12
AvalonBay Communities Inc ‡	3,261	611
Boston Properties Inc ‡	1,468	103
Brandywine Realty Trust ‡	14,492	78
Brixmor Property Group Inc ‡	4,703	109
Camden Property Trust ‡	125	12
CareTrust REIT Inc ‡	2,438	55
CBRE Group Inc, Cl A *	13,376	1,245
Community Healthcare Trust Inc ‡	1,136	30
COPT Defense Properties ‡	7,752	199
CoStar Group Inc *	1,202	105
Cousins Properties Inc ‡	289	7
Crown Castle Inc ‡	4,174	481
CubeSmart ‡	377	17
DiamondRock Hospitality Co ‡	4,575	43
Digital Realty Trust Inc ‡	2,674	360
Douglas Emmett Inc ‡	448	6
EastGroup Properties Inc ‡	306	56
Elme Communities ‡	1,705	25
Empire State Realty Trust Inc, Cl A ‡	5,592	54
EPR Properties ‡	735	36
Equinix Inc ‡	1,035	834
Equity Commonwealth ‡	846	16
Equity LifeStyle Properties Inc ‡	167	12
Equity Residential ‡	3,485	213
Essential Properties Realty Trust Inc ‡	2,028	52
Essex Property Trust Inc ‡	454	113
Extra Space Storage Inc ‡	959	154
Federal Realty Investment Trust ‡	114	12
First Industrial Realty Trust Inc ‡	263	14
Four Corners Property Trust Inc ‡	1,848	47
Gaming and Leisure Properties Inc ‡	283	14
Global Net Lease Inc ‡	2,484	25
Healthcare Realty Trust Inc, Cl A ‡	392	7
Healthpeak Properties Inc ‡	9,384	186
Highwoods Properties Inc ‡	247	6
Host Hotels & Resorts Inc ‡	17,568	342
Howard Hughes Holdings Inc *	795	68
Hudson Pacific Properties Inc ‡	2,475	23
Innovative Industrial Properties Inc, Cl A ‡	59	6
Invitation Homes Inc ‡	1,509	51
Iron Mountain Inc ‡	1,626	114
JBG SMITH Properties ‡	2,065	35
Jones Lang LaSalle Inc *	1,270	240
Kilroy Realty Corp ‡	4,516	180
Kimco Realty Corp ‡	5,716	122
Kite Realty Group Trust ‡	3,286	75

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lamar Advertising Co, Cl A ‡	1,059	$113
LTC Properties Inc ‡	1,142	37
LXP Industrial Trust ‡	966	10
Macerich Co/The ‡	5,508	85
Marcus & Millichap Inc	1,380	60
Medical Properties Trust Inc ‡	2,513	12
Mid-America Apartment Communities Inc ‡	318	43
National Health Investors Inc ‡	635	35
NET Lease Office Properties ‡	10	—
Newmark Group Inc, Cl A	3,753	41
Office Properties Income Trust ‡	1,618	12
Omega Healthcare Investors Inc ‡	1,229	38
Orion Office REIT Inc ‡	124	1
Outfront Media Inc ‡	1,951	27
Paramount Group Inc ‡	5,922	31
Park Hotels & Resorts Inc ‡	1,996	31
Pebblebrook Hotel Trust ‡	1,899	30
Physicians Realty Trust ‡	2,753	37
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	17
PotlatchDeltic Corp ‡	231	11
Prologis Inc ‡	19,306	2,573
Public Storage ‡	1,303	397
Rayonier Inc ‡	1,593	53
RE/MAX Holdings Inc, Cl A	1,292	17
Realty Income Corp ‡	1,931	111
Redfin Corp *	458	5
Regency Centers Corp ‡	18,570	1,244
Rexford Industrial Realty Inc ‡	241	14
RLJ Lodging Trust ‡	2,849	33
RMR Group Inc/The, Cl A	1,095	31
RPT Realty ‡	3,429	44
Ryman Hospitality Properties Inc ‡	577	63
Safehold Inc ‡	968	23
SBA Communications Corp, Cl A ‡	684	174
Service Properties Trust ‡	483	4
Simon Property Group Inc ‡	3,706	529
SITE Centers Corp ‡	3,734	51
SL Green Realty Corp ‡	2,468	111
Spirit Realty Capital Inc ‡	237	10
St Joe Co/The	460	28
STAG Industrial Inc ‡	359	14
Star Holdings *‡	480	7
Summit Hotel Properties Inc ‡	4,173	28
Sun Communities Inc ‡	272	36
Tanger Inc ‡	647	18
UDR Inc ‡	250	10
Uniti Group Inc ‡	1,247	7
Urban Edge Properties ‡	2,679	49
Ventas Inc ‡	3,279	163
VICI Properties Inc, Cl A ‡	3,317	106
Vornado Realty Trust ‡	2,903	82
Welltower Inc ‡	4,270	385

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Weyerhaeuser Co ‡	17,005	$591
WP Carey Inc ‡	149	10
Xenia Hotels & Resorts Inc ‡	2,347	32
Zillow Group Inc, Cl C *	1,112	64

		15,818
Utilities — 1.7%
AES Corp/The	5,282	102
ALLETE Inc	620	38
Alliant Energy Corp	213	11
Ameren Corp	141	10
American Electric Power Co Inc	5,930	482
American States Water Co	580	47
American Water Works Co Inc	2,717	359
Atmos Energy Corp	461	53
Avangrid Inc	1,720	56
Brookfield Infrastructure Corp, Cl A	1,827	64
CenterPoint Energy Inc	434	12
Clearway Energy Inc, Cl A	1,758	45
Clearway Energy Inc, Cl C	456	12
CMS Energy Corp	20,708	1,203
Consolidated Edison Inc	6,234	567
Constellation Energy Corp	631	74
Dominion Energy Inc	2,121	100
DTE Energy Co	876	97
Duke Energy Corp	11,833	1,148
Edison International	3,288	235
Entergy Corp	2,276	230
Essential Utilities Inc	331	12
Evergy Inc	180	9
Exelon Corp	11,090	398
FirstEnergy Corp	1,531	56
Hawaiian Electric Industries Inc	249	4
IDACORP Inc, Cl Rights	108	11
MGE Energy Inc	631	46
National Fuel Gas Co	223	11
New Jersey Resources Corp	1,111	50
NextEra Energy Inc	27,072	1,644
NiSource Inc	419	11
Northwest Natural Holding Co	699	27
NRG Energy Inc	323	17
OGE Energy Corp	261	9
Ormat Technologies Inc	644	49
PG&E Corp	692	12
Pinnacle West Capital Corp	2,640	190
PNM Resources Inc	975	41
Portland General Electric Co	894	39
PPL Corp	2,577	70
Public Service Enterprise Group Inc	210	13
Sempra	6,186	462
SJW Group	716	47
Southern Co/The	5,796	406
Sunnova Energy International Inc *	810	12

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UGI Corp	253	$6
Vistra Corp	2,088	80
WEC Energy Group Inc	1,179	99
Xcel Energy Inc	1,637	101

		8,877
Total Common Stock
(Cost $247,653) ($ Thousands)		518,074

FOREIGN COMMON STOCK†† — 0.9%

Ireland — 0.7%
Ardmore Shipping Corp	5,335	75
Cimpress PLC *	398	32
Jazz Pharmaceuticals PLC *	616	76
Linde PLC	4,275	1,756
Medtronic PLC	19,976	1,645
Perrigo Co PLC	211	7

		3,591

United Kingdom — 0.2%
Alkermes PLC *	2,433	67
Cushman & Wakefield PLC *	2,593	28
Gates Industrial Corp PLC *	886	12
Johnson Controls International PLC	8,308	479
nVent Electric PLC	457	27
Sensata Technologies Holding PLC	4,273	161
STERIS PLC	501	110

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK†† (continued)
Trane Technologies PLC	1,779	$434

		1,318

Total Foreign Common Stock
(Cost $3,829) ($ Thousands)		4,909

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	–
Total Rights
(Cost $—) ($ Thousands)		–

	Number of Warrants
WARRANTS — 0.0%
Cassava Sciences Inc, Expires 11/15/2024*	246	–
Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	3,163,829	3,164

Total Cash Equivalent
(Cost $3,164) ($ Thousands)		3,164

Total Investments in Securities — 99.6%
(Cost $254,646) ($ Thousands)		$526,147

A list of open futures contracts held by the fund at December 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-Mini	11	Mar-2024	$2,596	$2,651	$55
S&P 500 Index E-Mini	6	Mar-2024	585	614	29
			$3,181	$3,265	$84

Percentages are based on Net Assets of $528,411 ($ Thousands).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
**	The rate reported is the 7-day effective yield as of December 31, 2023.

†	Investment in Affiliated Security (see Note 3).

New Covenant Funds

The following is a summary of the level of inputs used as of December 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)		Level 3 ($)	Total ($)
Common Stock	518,074		–		–	518,074
Foreign Common Stock	4,909		–		–	4,909
Rights	–	^	–		–	–
Warrants	–		–	^	–	–
Cash Equivalent	3,164		–		–	3,164
Total Investments in Securities	526,147		–		–	526,147

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	84	–	–	84
Total Other Financial Instruments	84	–	–	84

^	This category includes securities with a value of $—.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

 The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,867	$36,782	$(36,485)	$—	$—	$3,164	$80	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.3%
Agency Mortgage-Backed Obligations — 36.3%
FHLMC
6.500%, 12/01/2035 to 05/01/2053	$590	$607
6.000%, 03/01/2035 to 09/01/2053	1,006	1,041
5.500%, 12/01/2036 to 09/01/2053	2,058	2,084
5.273%, US0012M + 1.598%, 06/01/2047(A)	296	302
5.265%, US0012M + 1.625%, 10/01/2046(A)	446	453
5.000%, 04/01/2024 to 04/01/2053	1,487	1,488
4.500%, 06/01/2038 to 11/01/2052	2,739	2,717
4.000%, 07/01/2037 to 02/01/2053	3,154	3,038
3.650%, 10/01/2029	100	96
3.500%, 04/01/2033 to 06/01/2052	2,314	2,161
3.098%, US0012M + 1.621%, 02/01/2050(A)	108	103
3.006%, US0012M + 1.628%, 11/01/2048(A)	337	319
3.000%, 09/01/2032 to 04/01/2052	3,846	3,472
2.871%, US0012M + 1.619%, 11/01/2047(A)	109	105
2.500%, 08/01/2030 to 04/01/2052	8,664	7,551
2.000%, 10/01/2040 to 03/01/2052	5,558	4,643
1.500%, 11/01/2040 to 02/01/2051	1,410	1,167
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.497%, 10/15/2041(A)	67	7
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	24	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	$52	$1
FHLMC CMO, Ser 2012-4099, Cl ST, IO
0.547%, 08/15/2042(A)	42	5
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	46	7
FHLMC CMO, Ser 2013-4203, Cl PS, IO
0.797%, 09/15/2042(A)	64	6
FHLMC CMO, Ser 2014-4310, Cl SA, IO
0.497%, 02/15/2044(A)	17	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.547%, 05/15/2044(A)	35	3
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(A)(B)	16	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.510%, 02/25/2035(A)	2,283	256
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.510%, 05/25/2035(A)	842	100
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.957%, 09/25/2030(A)	12,048	607
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.323%, 07/25/2035(A)	235	24
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.743%, 09/25/2027(A)	7,862	184
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(A)	6,493	211
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.837%, SOFR30A + 1.500%, 10/25/2041(A)(C)	230	228
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.187%, SOFR30A + 1.850%, 01/25/2042(A)(C)	420	420
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.637%, SOFR30A + 1.300%, 02/25/2042(A)(C)	137	137
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.537%, SOFR30A + 2.200%, 05/25/2042(A)(C)	217	220
FHLMC, Ser 2014-334, Cl S7, IO
0.647%, 08/15/2044(A)	19	2
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	132	117

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2016-353, Cl S1, IO
0.547%, 12/15/2046(A)	$62	$7
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	28	24
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	234	37
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	328	49
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	80	13
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	82	11
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	491	64
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	274
FNMA
7.000%, 11/01/2037 to 11/01/2038	12	12
6.500%, 01/01/2038 to 02/01/2053	363	376
6.000%, 07/01/2041 to 07/01/2053	949	973
5.500%, 02/01/2035 to 09/01/2053	3,000	3,030
5.170%, 12/01/2033	100	105
5.050%, 10/01/2028	100	103
5.000%, 11/01/2025 to 08/01/2053	4,422	4,446
4.840%, 10/01/2032	99	101
4.680%, 07/01/2033	100	101
4.500%, 02/01/2035 to 08/01/2058	4,615	4,551
4.393%, 01/01/2036(A)	19	19
4.310%, 02/01/2030	100	99
4.290%, 10/01/2032	100	99
4.246%, US0012M + 1.700%, 03/01/2036(A)	17	17
4.186%, US0012M + 1.423%, 05/01/2043(A)	120	122
4.000%, 06/01/2025 to 06/01/2057	7,734	7,462
3.780%, 01/01/2029	194	189
3.560%, 07/01/2032	100	94
3.500%, 04/01/2033 to 03/01/2057	10,005	9,382
3.000%, 07/01/2035 to 06/01/2052	8,964	8,135
2.930%, 06/01/2030	93	86
2.500%, 03/01/2035 to 09/01/2061	15,140	13,205
2.149%, 02/01/2032(A)	298	251
2.000%, 07/01/2031 to 04/01/2052	12,199	10,244
1.500%, 01/01/2051 to 03/01/2051	390	304
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	262	262
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	85	3
FNMA CMO, Ser 2014-47, Cl AI, IO
0.000%, 08/25/2044(A)(B)	94	4
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(A)(B)	11	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-56, Cl AS, IO
0.698%, 08/25/2045(A)	$27	$4
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	8	1
FNMA TBA
5.000%, 01/15/2054	700	693
4.500%, 01/15/2054	100	97
4.000%, 01/15/2054	100	95
3.000%, 01/15/2054	100	88
2.000%, 01/15/2054	200	163
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	75	77
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	1	–
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	129	117
FNMA, Ser 2013-124, Cl SB, IO
0.498%, 12/25/2043(A)	20	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1	–
FNMA, Ser 2013-54, Cl BS, IO
0.698%, 06/25/2043(A)	17	2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	26	1
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	128	111
FNMA, Ser 2017-76, Cl SB, IO
0.648%, 10/25/2057(A)	114	15
FNMA, Ser 2017-85, Cl SC, IO
0.748%, 11/25/2047(A)	55	6
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	65	61
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	79	72
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	107	65
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	76	12
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	158
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	98	86
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	700	116
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	417	68
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	526	71
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	943	115

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.355%, 02/25/2028(A)	$391	$370
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	534	510
GNMA
6.500%, 09/20/2053 to 11/20/2053	199	206
6.000%, 07/20/2053	298	303
5.500%, 02/20/2037 to 08/20/2053	1,910	1,929
5.000%, 12/20/2038 to 08/20/2053	1,656	1,660
4.600%, 09/15/2034	848	842
4.500%, 05/20/2040 to 09/20/2052	2,185	2,165
4.000%, 01/15/2041 to 06/20/2052	1,852	1,788
3.500%, 06/20/2044 to 06/20/2052	1,873	1,754
3.000%, 09/15/2042 to 04/20/2052	2,597	2,348
2.500%, 02/20/2027 to 12/20/2051	4,069	3,550
2.000%, 12/20/2050 to 03/20/2051	631	525
GNMA CMO, Ser 2012-34, Cl SA, IO
0.578%, 03/20/2042(A)	16	2
GNMA CMO, Ser 2012-H18, Cl NA
5.957%, US0001M + 0.520%, 08/20/2062(A)	39	39
GNMA CMO, Ser 2012-H30, Cl GA
5.787%, US0001M + 0.350%, 12/20/2062(A)	132	131
GNMA CMO, Ser 2013-85, Cl IA, IO
0.522%, 03/16/2047(A)	274	2
GNMA CMO, Ser 2013-95, Cl IO, IO
0.391%, 04/16/2047(A)	665	6
GNMA CMO, Ser 2013-H01, Cl TA
4.691%, US0001M + 0.500%, 01/20/2063(A)	1	1
GNMA CMO, Ser 2013-H08, Cl BF
5.837%, US0001M + 0.400%, 03/20/2063(A)	206	204
GNMA CMO, Ser 2014-105, Cl IO, IO
0.124%, 06/16/2054(A)	49	–
GNMA CMO, Ser 2014-186, Cl IO, IO
0.372%, 08/16/2054(A)	200	2
GNMA CMO, Ser 2015-H20, Cl FA
5.907%, US0001M + 0.470%, 08/20/2065(A)	164	163
GNMA TBA
6.000%, 01/01/2038	400	407
5.500%, 01/01/2038	400	403
5.000%, 01/01/2040	700	695
3.500%, 01/15/2041	400	372
3.000%, 01/15/2054	500	453
2.000%, 01/15/2054	400	338
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	116	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	$2,267	$1,178
GNMA, Ser 2013-107, Cl AD
2.836%, 11/16/2047(A)	37	33
GNMA, Ser 2013-H21, Cl FB
6.137%, US0001M + 0.700%, 09/20/2063(A)	80	80
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	42	8
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	42	40
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	74	10
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	72	10
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	75	10
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	153	20
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	290	31
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	361	39
GNMA, Ser 2020-H04, Cl FP
5.937%, US0001M + 0.500%, 06/20/2069(A)	110	110
GNMA, Ser 2020-H09, Cl FL
6.587%, US0001M + 1.150%, 05/20/2070(A)	62	61
GNMA, Ser 2020-H13, Cl FA
5.887%, US0001M + 0.450%, 07/20/2070(A)	375	363
GNMA, Ser 2020-H13, Cl FM
5.837%, US0001M + 0.400%, 08/20/2070(A)	156	154
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,182	161
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	211	171
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,330	210
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,185	160
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	187	157
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(A)	100	76
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	965	47

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	$206	$116

		124,938
Non-Agency Mortgage-Backed Obligations — 6.0%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
6.538%, US0001M + 0.880%, 09/15/2034(A)(C)	130	125
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	527
BPR Trust, Ser TY, Cl B
6.626%, US0001M + 1.150%, 09/15/2038(A)(C)	370	353
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(C)	23	22
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(C)	322	322
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.396%, US0001M + 0.920%, 10/15/2036(A)(C)	371	370
BX Commercial Mortgage Trust, Ser AHP, Cl A
6.352%, TSFR1M + 0.990%, 01/17/2039(A)(C)	630	618
BX Commercial Mortgage Trust, Ser LP2, Cl A
6.375%, TSFR1M + 1.013%, 02/15/2039(A)(C)	332	326
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.176%, US0001M + 0.700%, 09/15/2036(A)(C)	635	619
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(C)	534	534
BX Trust, Ser LBA6, Cl A
6.362%, TSFR1M + 1.000%, 01/15/2039(A)(C)	110	108
CAMB Commercial Mortgage Trust, Ser LIFE, Cl A
6.729%, US0001M + 1.070%, 12/15/2037(A)(C)	110	109
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(C)	180	170
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	$498	$484
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	78	71
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.987%, SOFR30A + 1.650%, 12/25/2041(A)(C)	440	434
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
4.064%, 10/25/2059(C)(D)	122	119
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	265	234
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	149	125
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	119	94
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(C)	98	81
CSMC Trust, Ser 2021-RPL3, Cl M3
3.940%, 01/25/2060(A)(C)	120	87
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(C)	121	108
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	353	301
DC Commercial Mortgage Trust 2023-DC, Ser DC, Cl A
6.314%, 09/12/2040(C)	410	423
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	264	235
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	277	221
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	91	77
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
7.276%, US0001M + 1.800%, 09/15/2031(A)(C)	552	378
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
8.476%, US0001M + 3.000%, 09/15/2031(A)(C)	383	116
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	419	411
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	273	268

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	$122	$118
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
6.212%, US0001M + 0.740%, 06/20/2035(A)	128	116
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	564
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
9.193%, US0001M + 3.750%, 05/15/2028(A)(C)	115	102
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
6.738%, SOFR30A + 1.400%, 03/15/2039(A)(C)	300	296
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(C)	82	73
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.188%, 08/15/2034(A)(C)	220	197
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(C)	150	143
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30, Ser C30, Cl A4
2.600%, 09/15/2049	467	436
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33, Ser C33, Cl A5
3.599%, 05/15/2050	170	161
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	458
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	492
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	453	437
MTN Commercial Mortgage Trust, Ser LPFL, Cl A
6.767%, TSFR1M + 1.397%, 03/15/2039(A)(C)	410	400
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(C)	410	317
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(C)	240	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(C)	$190	$178
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(C)	190	178
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	81	74
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(C)	61	50
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	93	77
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	324	321
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(C)	194	150
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	235	180
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(C)	136	104
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	326	280
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	213	174
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(C)	184	146
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	131	109
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(C)	26	25
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(C)	26	25
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(C)	28	27
Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Cl MA
3.000%, 08/25/2056	183	168
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	464	438
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	379	359

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	$534	$503
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	703	643
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	254	223
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	858	775
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(C)	–	–
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	362	326
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(C)	100	93
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(C)	510	421
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.370%, US0001M + 1.900%, 05/25/2058(A)(C)	100	101
UBS Commercial Mortgage Trust 2019-C16, Ser C16, Cl ASB
3.460%, 04/15/2052	284	272
Wells Fargo Commercial Mortgage Trust 2017-C38, Ser C38, Cl A5
3.453%, 07/15/2050	180	169
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	61	60
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	586
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.388%, 10/15/2057(A)	270	225
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.544%, 10/15/2057(A)	888	1

		20,535
Total Mortgage-Backed Securities
(Cost $156,433) ($ Thousands)		145,473

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 27.2%
Communication Services — 1.9%
Alphabet
1.900%, 08/15/2040	$40	$28
1.100%, 08/15/2030	40	33
0.450%, 08/15/2025	20	19
AT&T
4.250%, 03/01/2027	150	148
2.550%, 12/01/2033	472	385
2.300%, 06/01/2027	120	112
Charter Communications Operating
5.050%, 03/30/2029	220	218
4.908%, 07/23/2025	490	485
4.800%, 03/01/2050	40	31
4.400%, 04/01/2033	110	101
3.750%, 02/15/2028	200	189
Comcast
4.250%, 10/15/2030	40	39
4.150%, 10/15/2028	250	247
3.950%, 10/15/2025	210	207
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	31
3.400%, 04/01/2030	140	131
3.300%, 04/01/2027	30	29
3.250%, 11/01/2039	30	24
3.150%, 03/01/2026	30	29
2.937%, 11/01/2056	27	18
2.800%, 01/15/2051	30	20
Fox
4.709%, 01/25/2029	30	30
Prosus MTN
3.061%, 07/13/2031 (C)	410	331
TCI Communications
7.875%, 02/15/2026	240	255
T-Mobile USA
3.875%, 04/15/2030	390	370
3.750%, 04/15/2027	20	19
3.500%, 04/15/2025	150	147
3.375%, 04/15/2029	219	203
2.550%, 02/15/2031	190	164
2.050%, 02/15/2028	20	18
Verizon Communications
4.500%, 08/10/2033	20	20
4.000%, 03/22/2050	30	25
3.875%, 02/08/2029	30	29
3.850%, 11/01/2042	10	8
3.000%, 03/22/2027	120	114
2.650%, 11/20/2040	130	94
2.550%, 03/21/2031	1,199	1,034
2.355%, 03/15/2032	546	454
2.100%, 03/22/2028	90	81
Warnermedia Holdings
6.412%, 03/15/2026	80	80

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.054%, 03/15/2029	$447	$424
3.755%, 03/15/2027	190	182

		6,623

Consumer Discretionary — 1.7%
Amazon.com
4.250%, 08/22/2057	10	9
3.450%, 04/13/2029	160	155
3.300%, 04/13/2027	140	136
3.150%, 08/22/2027	470	451
1.200%, 06/03/2027	20	18
Aptiv
3.250%, 03/01/2032	639	564
AutoZone
5.050%, 07/15/2026	100	101
Ferguson Finance
4.500%, 10/24/2028 (C)	459	452
3.250%, 06/02/2030 (C)	851	761
Ford Motor
6.100%, 08/19/2032	90	91
General Motors
5.600%, 10/15/2032	210	215
Home Depot
3.900%, 12/06/2028	10	10
3.900%, 06/15/2047	10	9
3.350%, 04/15/2050	50	39
3.300%, 04/15/2040	40	33
2.875%, 04/15/2027	170	162
2.500%, 04/15/2027	450	424
Honda Motor
2.534%, 03/10/2027	632	596
LKQ
5.750%, 06/15/2028	682	698
Lowe's
4.500%, 04/15/2030	30	30
1.700%, 09/15/2028	80	70
McDonald's MTN
4.200%, 04/01/2050	70	62
3.800%, 04/01/2028	280	273
3.700%, 01/30/2026	10	10
3.625%, 09/01/2049	10	8
3.500%, 03/01/2027	20	19
3.500%, 07/01/2027	10	10
1.450%, 09/01/2025	10	9
NIKE
3.375%, 03/27/2050	10	8
2.750%, 03/27/2027	40	38
2.400%, 03/27/2025	40	39
Toyota Motor
1.339%, 03/25/2026	210	196

		5,696

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.5%
Coca-Cola
3.375%, 03/25/2027	$30	$29
Costco Wholesale
1.600%, 04/20/2030	90	77
1.375%, 06/20/2027	120	109
Hershey
0.900%, 06/01/2025	20	19
Kenvue
5.350%, 03/22/2026	150	152
5.050%, 03/22/2028	200	205
Kimberly-Clark
3.100%, 03/26/2030	20	19
Kroger
7.700%, 06/01/2029	565	638
Mars
3.200%, 04/01/2030 (C)	30	28
2.700%, 04/01/2025 (C)	60	58
Mondelez International
1.500%, 05/04/2025	180	172
PepsiCo
3.900%, 07/18/2032	90	88
2.625%, 03/19/2027	10	9
2.250%, 03/19/2025	10	10
1.625%, 05/01/2030	70	60
Procter & Gamble
3.000%, 03/25/2030	40	37
Walmart
1.800%, 09/22/2031	160	136

		1,846

Energy — 2.7%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	132
BP Capital Markets America
3.633%, 04/06/2030	50	48
3.410%, 02/11/2026	90	88
3.119%, 05/04/2026	170	164
Cameron LNG
2.902%, 07/15/2031 (C)	60	53
Columbia Pipelines Operating
6.036%, 11/15/2033 (C)	250	262
Continental Resources
5.750%, 01/15/2031 (C)	10	10
4.375%, 01/15/2028	120	116
3.800%, 06/01/2024	190	189
Coterra Energy
4.375%, 03/15/2029	300	291
3.900%, 05/15/2027	160	155
Devon Energy
5.850%, 12/15/2025	210	212
5.250%, 10/15/2027	64	64

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 06/15/2045	$70	$62
4.500%, 01/15/2030	32	31
Diamondback Energy
3.500%, 12/01/2029	50	46
3.250%, 12/01/2026	30	29
3.125%, 03/24/2031	40	36
Ecopetrol
5.375%, 06/26/2026	140	137
Energy Transfer
4.950%, 06/15/2028	10	10
3.750%, 05/15/2030	220	204
2.900%, 05/15/2025	140	136
Enterprise Products Operating
6.650%, 10/15/2034	40	46
4.800%, 02/01/2049	30	28
4.150%, 10/16/2028	140	138
3.950%, 02/15/2027	150	148
3.950%, 01/31/2060	10	8
3.700%, 01/31/2051	80	64
3.125%, 07/31/2029	210	196
2.800%, 01/31/2030	230	208
EOG Resources
4.375%, 04/15/2030	190	189
4.150%, 01/15/2026	160	159
EQT
6.125%, 02/01/2025	56	56
3.900%, 10/01/2027	140	134
KazMunayGas National JSC
5.375%, 04/24/2030 (C)	400	396
Kinder Morgan
5.550%, 06/01/2045	20	19
4.300%, 06/01/2025	60	59
Occidental Petroleum
5.550%, 03/15/2026	170	171
3.400%, 04/15/2026	80	76
3.200%, 08/15/2026	130	122
3.000%, 02/15/2027	130	121
0.000%, 10/10/2036 (E)	1,346	717
Oncor Electric Delivery
4.150%, 06/01/2032	300	288
ONEOK
5.800%, 11/01/2030	50	52
5.650%, 11/01/2028	170	176
5.550%, 11/01/2026	100	102
Petrobras Global Finance BV
6.850%, 06/05/2115	150	141
Petroleos del Peru
4.750%, 06/19/2032 (C)	400	286
Pioneer Natural Resources
2.150%, 01/15/2031	70	60
1.900%, 08/15/2030	220	187
1.125%, 01/15/2026	50	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reliance Industries
3.625%, 01/12/2052 (C)	$250	$183
Schlumberger Holdings
3.900%, 05/17/2028 (C)	456	443
Shell International Finance BV
3.250%, 05/11/2025	150	147
3.250%, 04/06/2050	110	83
2.875%, 05/10/2026	90	87
2.750%, 04/06/2030	40	36
Tennessee Gas Pipeline
2.900%, 03/01/2030 (C)	160	141
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	91
Western Midstream Operating
6.350%, 01/15/2029	490	512
4.750%, 08/15/2028	100	97
4.050%, 02/01/2030	20	19
3.100%, 02/01/2025	30	29
Williams
5.100%, 09/15/2045	70	66
4.900%, 01/15/2045	90	82
3.750%, 06/15/2027	390	376
3.500%, 11/15/2030	20	18

		9,278

Financials — 12.1%
American Express
4.050%, 05/03/2029	140	138
3.375%, 05/03/2024	140	139
Aviation Capital Group
4.125%, 08/01/2025 (C)	160	155
1.950%, 01/30/2026 (C)	567	526
Banco Santander
4.175%, H15T1Y + 2.000%, 03/24/2028 (A)	200	192
2.746%, 05/28/2025	200	193
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (A)	584	609
3.841%, SOFRRATE + 1.110%, 04/25/2025 (A)	100	99
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	220
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	380	328
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	240	199
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	971	890
Bank of America MTN
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	98

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/22/2026	$10	$10
4.200%, 08/26/2024	210	208
4.125%, 01/22/2024	370	370
4.083%, US0003M + 3.150%, 03/20/2051 (A)	40	34
4.000%, 04/01/2024	440	438
4.000%, 01/22/2025	80	79
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	76
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	199
3.500%, 04/19/2026	130	126
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	200	170
Bank of Montreal MTN
1.850%, 05/01/2025	130	125
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	320	304
3.300%, 08/23/2029	790	739
1.600%, 04/24/2025	40	39
Bank of Nova Scotia
1.300%, 06/11/2025	70	66
Blackstone Holdings Finance
1.600%, 03/30/2031 (C)	590	461
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(C)	200	209
5.198%, US0003M + 2.567%, 01/10/2030 (A)(C)	200	200
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(C)	270	272
4.705%, US0003M + 2.235%, 01/10/2025 (A)(C)	270	270
2.871%, SOFRRATE + 1.387%, 04/19/2032 (A)(C)	200	169
1.675%, SOFRRATE + 0.912%, 06/30/2027 (A)(C)	290	266
Capital One Financial
7.149%, SOFRRATE + 2.440%, 10/29/2027 (A)	635	659
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	30	30
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	70	74
5.875%, 08/24/2026	110	113
3.850%, 05/21/2025	110	108
Citigroup
8.125%, 07/15/2039	12	15
5.500%, 09/13/2025	330	331
5.300%, 05/06/2044	31	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	$140	$139
4.650%, 07/30/2045	28	25
4.450%, 09/29/2027	90	88
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	100	96
4.400%, 06/10/2025	160	158
4.300%, 11/20/2026	40	39
4.125%, 07/25/2028	40	38
4.075%, US0003M + 1.192%, 04/23/2029 (A)	240	231
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	250	225
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	324
3.400%, 05/01/2026	354	341
3.200%, 10/21/2026	287	274
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	150	146
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	160	137
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	110	91
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	245
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(C)	580	553
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (A)(C)	250	237
Credit Suisse NY
7.950%, 01/09/2025	250	256
5.000%, 07/09/2027	530	530
4.750%, 08/09/2024	250	248
2.950%, 04/09/2025	250	242
Danske Bank
4.298%, H15T1Y + 1.750%, 04/01/2028 (A)(C)	240	233
Danske Bank MTN
3.773%, H15T1Y + 1.450%, 03/28/2025 (A)(C)	310	308
GA Global Funding Trust
3.850%, 04/11/2025 (C)	1,114	1,091
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/2027 (A)	400	393
4.250%, 10/21/2025	140	137
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	629
3.691%, US0003M + 1.510%, 06/05/2028 (A)	400	382
3.615%, SOFRRATE + 1.846%, 03/15/2028 (A)	30	29

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/01/2025	$80	$78
3.500%, 11/16/2026	90	87
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	110	92
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	419
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	30	28
HSBC Holdings PLC
4.583%, US0003M + 1.535%, 06/19/2029 (A)	200	194
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	539	565
Intercontinental Exchange
4.600%, 03/15/2033	40	40
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	200	198
JPMorgan Chase
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	998	977
4.452%, US0003M + 1.330%, 12/05/2029 (A)	200	196
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	751
4.005%, US0003M + 1.120%, 04/23/2029 (A)	100	96
3.875%, 09/10/2024	290	287
3.845%, SOFRRATE + 0.980%, 06/14/2025 (A)	1,180	1,170
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	110	92
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	190	164
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	130	125
KKR Group Finance VI
3.750%, 07/01/2029 (C)	1,149	1,078
Lincoln National
3.400%, 01/15/2031	451	404
Macquarie Bank
2.300%, 01/22/2025 (C)	1,188	1,153
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	200	196
3.407%, 03/07/2024	510	508
Moody's
2.000%, 08/19/2031	1,000	830
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (A)	150	143
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	475	438

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	$200	$175
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	400	384
NatWest Group
4.269%, US0003M + 1.762%, 03/22/2025 (A)	200	199
New York Life Global Funding
0.950%, 06/24/2025 (C)	60	57
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (C)	944	928
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	834	926
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	240	241
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	20	19
Royal Bank of Canada MTN
6.000%, 11/01/2027	1,209	1,267
1.150%, 06/10/2025	70	66
SBA Tower Trust
2.593%, 10/15/2031 (C)	996	801
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (A)	1,020	1,027
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	50	45
Swedbank
1.538%, 11/16/2026 (C)	400	365
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	1,061	1,061
4.456%, 06/08/2032	140	136
3.200%, 03/10/2032	807	715
1.150%, 06/12/2025	80	75
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	90	92
UBS Group
4.253%, 03/23/2028 (C)	250	241
4.125%, 04/15/2026 (C)	634	619
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(C)	575	472
UBS Group AG
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(C)	250	233
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	100	103
3.375%, 02/05/2024	540	539
1.450%, 05/12/2025	120	114

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	$60	$55
USAA Capital
2.125%, 05/01/2030 (C)	150	126
Wells Fargo
3.000%, 10/23/2026	190	180
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	130	125
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	20	20
5.013%, SOFRRATE + 4.502%, 04/04/2051 (A)	380	361
4.900%, 11/17/2045	30	27
4.540%, SOFRRATE + 1.560%, 08/15/2026 (A)	300	297
4.478%, SOFRRATE + 4.032%, 04/04/2031 (A)	220	213
4.300%, 07/22/2027	200	196
3.750%, 01/24/2024	540	539
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	40	35
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	89
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	290	266

		41,579

Health Care — 1.6%
AbbVie
4.250%, 11/21/2049	30	27
3.800%, 03/15/2025	40	39
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	140
2.950%, 11/21/2026	20	19
2.600%, 11/21/2024	140	137
Becton Dickinson
4.685%, 12/15/2044	36	34
3.734%, 12/15/2024	7	7
3.363%, 06/06/2024	186	184
Bristol-Myers Squibb
3.400%, 07/26/2029	16	15
3.200%, 06/15/2026	79	77
2.900%, 07/26/2024	154	152
Cigna Group
4.375%, 10/15/2028	420	417
4.125%, 11/15/2025	200	197
3.500%, 06/15/2024	160	158
1.250%, 03/15/2026	725	672
CVS Health
5.050%, 03/25/2048	60	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 03/25/2028	$164	$161
3.875%, 07/20/2025	95	93
3.625%, 04/01/2027	180	175
2.125%, 09/15/2031	150	124
1.875%, 02/28/2031	20	17
1.750%, 08/21/2030	200	165
CVS Pass-Through Trust
7.507%, 01/10/2032 (C)	872	918
5.773%, 01/10/2033 (C)	316	313
Elevance Health
4.100%, 05/15/2032	80	76
Humana
5.750%, 12/01/2028	200	209
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	154
2.150%, 02/03/2032	30	24
Merck
1.900%, 12/10/2028	430	387
1.450%, 06/24/2030	50	42
Pfizer
2.625%, 04/01/2030	100	90
1.700%, 05/28/2030	50	43
UnitedHealth Group
4.450%, 12/15/2048	10	9
4.250%, 06/15/2048	10	9
4.000%, 05/15/2029	200	197
3.875%, 12/15/2028	30	30
2.300%, 05/15/2031	20	17
2.000%, 05/15/2030	30	26
1.250%, 01/15/2026	20	19

		5,649

Industrials — 1.9%
3M
3.700%, 04/15/2050	150	119
2.375%, 08/26/2029	30	26
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,119
2.450%, 10/29/2026	190	176
Air Lease
5.300%, 02/01/2028	90	91
3.375%, 07/01/2025	100	97
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	9
Carlisle
2.200%, 03/01/2032	634	517
Carrier Global
2.700%, 02/15/2031	10	9
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	457	446

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
3.750%, 04/15/2050	$10	$9
3.100%, 04/15/2030	10	9
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	429	404
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	616
John Deere Capital MTN
3.350%, 04/18/2029	934	895
Penske Truck Leasing Lp
5.550%, 05/01/2028 (C)	916	930
Republic Services
3.200%, 03/15/2025	180	176
Ryder System MTN
5.250%, 06/01/2028	609	617
3.350%, 09/01/2025	197	191
Union Pacific
3.750%, 07/15/2025	20	20
2.891%, 04/06/2036	20	17

		6,493

Information Technology — 1.1%
Adobe
2.300%, 02/01/2030	210	188
Apple
3.350%, 02/09/2027	210	205
2.900%, 09/12/2027	110	105
2.450%, 08/04/2026	70	67
Broadcom
4.926%, 05/15/2037 (C)	33	32
4.150%, 11/15/2030	26	25
3.137%, 11/15/2035 (C)	70	57
Intel
5.125%, 02/10/2030	70	73
4.750%, 03/25/2050	10	9
3.700%, 07/29/2025	30	30
1.600%, 08/12/2028	50	44
Mastercard
3.850%, 03/26/2050	10	9
3.375%, 04/01/2024	60	59
Micron Technology
2.703%, 04/15/2032	260	218
Microsoft
3.300%, 02/06/2027	70	68
NVIDIA
3.700%, 04/01/2060	60	50
2.850%, 04/01/2030	90	83
NXP BV
5.000%, 01/15/2033	916	917
2.700%, 05/01/2025	40	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
4.650%, 05/06/2030	$70	$70
1.650%, 03/25/2026	130	121
PayPal Holdings
4.400%, 06/01/2032	80	80
1.650%, 06/01/2025	60	57
Salesforce
3.700%, 04/11/2028	150	147
1.500%, 07/15/2028	510	454
Texas Instruments
1.750%, 05/04/2030	40	35
TSMC Arizona
2.500%, 10/25/2031	250	215
1.750%, 10/25/2026	230	212
Visa
4.300%, 12/14/2045	10	9
3.150%, 12/14/2025	50	49
1.900%, 04/15/2027	60	56

		3,783

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (C)	200	197
Glencore Funding
4.125%, 03/12/2024 (C)	60	60
1.625%, 04/27/2026 (C)	90	83
MEGlobal BV MTN
4.250%, 11/03/2026 (C)	200	193
2.625%, 04/28/2028 (C)	230	207
OCP
4.500%, 10/22/2025 (C)	400	390
Orbia Advance
2.875%, 05/11/2031 (C)	200	165
Suzano Austria GmbH
3.125%, 01/15/2032	380	315
Vale Overseas
6.875%, 11/21/2036	148	162
6.250%, 08/10/2026	240	245

		2,017

Real Estate — 0.6%
Alexandria Real Estate Equities
3.950%, 01/15/2028	141	135
3.450%, 04/30/2025	664	649
American Tower Trust #1
5.490%, 03/15/2028 (C)	554	562
Healthpeak OP
2.125%, 12/01/2028	769	676

		2,022

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 2.5%
American Transmission Systems
2.650%, 01/15/2032 (C)	$60	$51
American Water Capital
4.450%, 06/01/2032	1,311	1,304
Commonwealth Edison
3.700%, 08/15/2028	468	452
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	524
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	921
Duke Energy Florida
3.200%, 01/15/2027	440	425
Exelon
5.625%, 06/15/2035	343	349
FirstEnergy
1.600%, 01/15/2026	30	28
Florida Power & Light
2.450%, 02/03/2032	544	467
MidAmerican Energy
3.650%, 04/15/2029	140	134
Northern States Power
7.125%, 07/01/2025	1,190	1,228
NSTAR Electric
1.950%, 08/15/2031	1,000	818
Pacific Gas and Electric
2.100%, 08/01/2027	130	117
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (C)	370	376
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	703	682
3.594%, 06/01/2030	673	647

		8,523

Total Corporate Obligations
(Cost $98,946) ($ Thousands)		93,509

U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Bonds
4.750%, 11/15/2043	690	740
4.750%, 11/15/2053	170	191
4.375%, 08/15/2043	750	766
4.125%, 08/15/2053	610	617
4.000%, 11/15/2052	610	602
3.875%, 05/15/2043	790	753
3.625%, 08/15/2043	40	37
3.625%, 02/15/2053	290	268
3.625%, 05/15/2053	810	749
3.375%, 11/15/2048	190	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.125%, 08/15/2044	$50	$42
3.000%, 02/15/2049	1,010	822
2.875%, 08/15/2045	60	48
2.875%, 05/15/2049	320	254
2.875%, 05/15/2052	80	64
2.375%, 02/15/2042	618	474
2.375%, 05/15/2051	1,920	1,370
2.250%, 08/15/2049	280	195
2.250%, 02/15/2052	966	670
2.000%, 11/15/2041	650	470
2.000%, 08/15/2051	900	588
1.875%, 02/15/2041	30	22
1.875%, 02/15/2051	1,520	964
1.875%, 11/15/2051	780	493
1.750%, 08/15/2041	640	445
1.625%, 11/15/2050	1,080	643
1.375%, 11/15/2040	880	584
1.375%, 08/15/2050	2,130	1,187
1.250%, 05/15/2050	1,020	550
1.125%, 08/15/2040	430	274
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	1,715	1,622
0.125%, 01/15/2030	1,068	968
U.S. Treasury Notes
4.625%, 09/15/2026	30	30
4.625%, 11/15/2026	30	30
4.625%, 09/30/2030	730	761
4.500%, 11/15/2033	320	336
4.375%, 08/31/2028	5,679	5,801
4.375%, 11/30/2028	2,411	2,467
4.125%, 08/31/2030	1,640	1,661
4.000%, 07/31/2030	770	774
3.875%, 08/15/2033	4,437	4,431
3.625%, 05/15/2026	1,898	1,876
3.625%, 03/31/2028	779	771
3.625%, 05/31/2028	4,468	4,421
3.500%, 01/31/2028	5,864	5,771
3.375%, 05/15/2033	3,600	3,455
3.125%, 08/31/2027	5,691	5,531
2.750%, 08/15/2032	1,912	1,751
1.500%, 01/31/2027	128	119
0.750%, 05/31/2026	8,110	7,486
0.250%, 05/31/2025	210	198
0.250%, 09/30/2025	10	9

Total U.S. Treasury Obligations
(Cost $70,316) ($ Thousands)		65,316

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.7%
Automotive — 0.5%

Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	$440	$410
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (C)	430	391
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (C)	160	145
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (C)	300	269
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (C)	240	231
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (C)	210	202
		1,648

Mortgage Related Securities — 0.0%

Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (C)	68	59
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
5.770%, US0001M + 0.300%, 05/25/2037 (A)(C)	139	117
		176

Other Asset-Backed Securities — 8.2%

AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (C)	960	905
CIFC Funding 2023-III, Ser 2024-3A, Cl A
0.000%, 01/20/2037 (A)(B)(C)	1,043	1,043
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.616%, US0001M + 0.140%, 07/15/2036 (A)	120	112
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (C)	1,028	914
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (C)	784	710
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (C)	437	397
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (C)	577	432
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (C)	390	322
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (C)	950	910

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.802%, US0001M + 1.350%, 06/25/2065 (A)(C)	$259	$261
Navient Student Loan Trust, Ser 2016-6A, Cl A3
6.752%, US0001M + 1.300%, 03/25/2066 (A)(C)	496	498
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.664%, US0003M + 1.000%, 10/17/2031 (A)(C)	693	692
Palmer Square CLO, Ser 2022-2A, Cl A1
6.986%, TSFR3M + 1.570%, 07/20/2034 (A)(C)	400	400
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.664%, TSFR3M + 1.270%, 10/15/2030 (A)(C)	716	714
PFS Financing, Ser 2023-C, Cl A
5.520%, 10/15/2028 (C)	826	835
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (C)	580	529
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (C)	974	904
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (C)	506	473
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (C)	339	327
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (C)	1,027	921
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	901	904
SLC Student Loan Trust, Ser 2010-1, Cl A
6.481%, US0003M + 0.875%, 11/25/2042 (A)	64	64
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
5.936%, US0003M + 0.290%, 06/15/2039 (A)	137	132
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.226%, US0001M + 4.750%, 10/15/2041 (A)(C)	270	284
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	137	127
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	260	230

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	$170	$156
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (C)	362	355
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (C)	314	289
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (C)	583	500
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (C)	269	255
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (C)	850	776
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (C)	258	230
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (C)	470	416
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	105	100
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	97	94
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	67	63
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	291	278
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	428	401
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	363	337
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	213	194
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	267	246
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	350	321
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	701	657
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,437	1,168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	$668	$612
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	929	866
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	945	891
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	933	882
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	455	426
United States Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	527	535
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	856	856
United States Small Business Administration, Ser 2023-25J, Cl 1
5.820%, 10/01/2048	537	567
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	306	292
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (C)	602	519
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (C)	258	216
Wind River CLO, Ser 2021-3A, Cl A
6.827%, US0003M + 1.150%, 07/20/2033 (A)(C)	614	610
		28,148

Total Asset-Backed Securities
(Cost $31,984) ($ Thousands)		29,972

MUNICIPAL BONDS — 0.9%
California — 0.3%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	551
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	499

		1,050

Illinois — 0.2%
Sales Tax Securitization, RB
4.847%, 01/01/2031	930	935

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.2%
New York State Urban Development, RB
3.350%, 03/15/2026 (F)	$665	$646

Wisconsin — 0.2%
State of Wisconsin, Ser A, RB, AGM
5.700%, 05/01/2026	595	601

Total Municipal Bonds
(Cost $3,313) ($ Thousands)		3,232

SOVEREIGN DEBT — 0.9%

Colombia Government International Bond
5.625%, 02/26/2044	280	235
5.200%, 05/15/2049	310	242
3.125%, 04/15/2031	220	179
Indonesia Government International Bond MTN
5.125%, 01/15/2045(C)	200	206
Korea Housing Finance
4.625%, 02/24/2033(C)	360	352
Mexico Government International Bond
3.500%, 02/12/2034	1,040	880
Peruvian Government International Bond
3.550%, 03/10/2051	90	68
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,039

Total Sovereign Debt
(Cost $3,585) ($ Thousands)		3,201

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	6,080,515	6,081

Total Cash Equivalent
(Cost $6,081) ($ Thousands)		6,081

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $83) ($ Thousands)		42

Total Investments in Securities — 100.8%
(Cost $370,741) ($ Thousands)		$346,826

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $62) ($ Thousands)		$(51)

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Income Fund (Concluded)

A list of open exchange-traded options contracts held by the Fund at December 31, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2024, SOFR 3 Month MidCurve Future Option *	39	$9,360	$96.00	12/21/2024	$38
February 2024, SOFR 5 Year MidCurve Future Option*	33	3,515	106.50	1/20/2024	2
April 2024, SOFR 3 Month MidCurve Future Option*	33	7,817	94.75	4/20/2024	1
March 2024, SOFR 3 Month MidCurve Future Option*	69	16,301	94.50	3/16/2024	1

		36,993			42

Total Purchased Options		$36,993			$42
WRITTEN OPTIONS — 0.0%
Put Options
February 2024, SOFR 5 Year MidCurve Future Option*	(33)	$(3,490)	105.75	01/20/2024	$(1)
December 2024, SOFR 3 Month MidCurve Future Option*	(39)	(9,311)	95.50	12/21/2024	(19)

		(12,801)			(20)

Call Options
February 2024, SOFR 10 Year MidCurve Future Option*	(14)	(1,596)	114.00	01/20/2024	(7)
December 2024, SOFR 3 Month MidCurve Future Option*	(39)	(9,470)	97.13	12/21/2024	(24)

		(11,066)			(31)

Total Written Options		$(23,867)			$(51)

A list of the open futures contracts held by the Fund at December 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	26	Dec-2023	$6,148	$6,152	$4
3 Month SOFR	63	Dec-2024	15,168	15,163	(5)
3 Month SOFR	116	Dec-2025	27,869	28,111	242
U.S. 5-Year Treasury Note	21	Mar-2024	2,276	2,284	8
U.S. 10-Year Treasury Note	179	Mar-2024	19,749	20,207	458
Ultra 10-Year U.S. Treasury Note	88	Mar-2024	9,889	10,385	496
			81,099	82,302	1,203
Short Contracts
3 Month SOFR	(13)	Mar-2024	$(3,073)	$(3,088)	$(15)
U.S. 2-Year Treasury Note	(44)	Mar-2024	(8,966)	(9,060)	(94)
U.S. Long Treasury Bond	(190)	Mar-2024	(21,911)	(23,738)	(1,827)
U.S. Ultra Long Treasury Bond	(28)	Mar-2024	(3,379)	(3,741)	(362)
			(37,329)	(39,627)	(2,298)
			$43,770	$42,675	$(1,095)

For the period ended December 31, 2023, the total amount of all open options and futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

New Covenant Funds

The options contracts and futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $344,154 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $51,697 ($ Thousands), representing 15.0% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.
(F)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of December 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	145,473	–	145,473
Corporate Obligations	–	93,509	–	93,509
U.S. Treasury Obligations	10,903	54,413	–	65,316
Asset-Backed Securities	–	29,972	–	29,972
Municipal Bonds	–	3,232	–	3,232
Sovereign Debt	–	3,201	–	3,201
Cash Equivalent	6,081	–	–	6,081
Purchased Options	42	–	–	42
Total Investments in Securities	17,026	329,800	–	346,826

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(51)	–	–	(51)
Futures Contracts*
Unrealized Appreciation	1,208	–	–	1,208
Unrealized Depreciation	(2,303)	–	–	(2,303)
Total Other Financial Instruments	(1,146)	–	–	(1,146)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,278	$52,691	$(47,888)	$—	$—	$6,081	$65	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Balanced Growth Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.2%
Equity Fund — 61.2%
New Covenant Growth Fund †	3,595,460	$205,337

Total Equity Fund
(Cost $98,063) ($ Thousands)		205,337
Fixed Income Fund — 38.0%
New Covenant Income Fund †	6,095,356	127,576

Total Fixed Income Fund
(Cost $137,796) ($ Thousands)		127,576

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	2,174,261	$2,174

Total Cash Equivalent
(Cost $2,174) ($ Thousands)		2,174

Total Investments in Securities — 99.8%
(Cost $238,033) ($ Thousands)		$335,087

Percentages are based on Net Assets of $335,709 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security (see Note 3).

As of December 31, 2023, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the transactions with affiliates for the year ended December 31, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
New Covenant Income Fund	$125,381	$—	$—	$—	$2,195	$127,576	$1,867	$—
New Covenant Growth Fund	207,077	11,539	(15,518)	5,953	(3,714)	205,337	769	12,186
SEI Daily Income Trust, Government Fund, Institutional Class	3,145	14,251	(15,222)	—	—	2,174	67	—
Totals	$335,603	$25,790	$(30,740)	$5,953	$(1,519)	$335,087	$2,703	$12,186

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

New Covenant Balanced Income Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.1%
Fixed Income Fund — 63.1%
New Covenant Income Fund †	2,249,763	$47,088

Total Fixed Income Fund
(Cost $51,246) ($ Thousands)		47,088
Equity Fund — 35.0%
New Covenant Growth Fund †	457,796	26,145

Total Equity Fund
(Cost $10,730) ($ Thousands)		26,145

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	1,305,468	$1,305

Total Cash Equivalent
(Cost $1,305) ($ Thousands)		1,305

Total Investments in Securities — 99.8%
(Cost $63,281) ($ Thousands)		$74,538

Percentages are based on Net Assets of $74,657 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security (see Note 3).

As of December 31, 2023, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the transactions with affiliates for the year ended December 31, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
New Covenant Income Fund	$49,397	$—	$(3,041)	$(545)	$1,277	$47,088	$709	$—
New Covenant Growth Fund	27,617	1,469	(3,390)	2,097	(1,648)	26,145	99	1,552
SEI Daily Income Trust, Government Fund, Institutional Class	765	7,004	(6,464)	—	—	1,305	17	—
Totals	$77,779	$8,473	$(12,895)	$1,552	$(371)	$74,538	$825	$1,552

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

New Covenant Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ THOUSANDS)

December 31, 2023

	Growth Fund		Income Fund		Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$522,983		$340,745		$—		$—
Affiliated investments, at value††	3,164		6,081		335,087		74,538
Cash and cash equivalents	2,342		43		398		—
Dividends and interest receivable	501		2,199		329		123
Cash pledged as collateral for futures contracts	169		545		—		—
Foreign tax reclaim receivable	83		41		—		—
Receivable for fund shares sold	22		88		381		86
Receivable for investment securities sold	—		13,043		—		—
Receivable for variation margin on futures contracts	—		68		—		—
Prepaid expenses	23		16		15		3
Total Assets	529,287		362,869		336,210		74,750
Liabilities:
Options written, at value †††	—		51		—		—
Payable for fund shares redeemed	524		2		456		18
Investment advisory fees payable	102		80		—		—
Administration fees payable	81		33		21		6
Social witness and licensing fees payable	45		29		—		—
Shareholder servicing fees payable	44		29		—		—
Payable for variation margin on futures contracts	16		14		—		—
Trustees' fees payable	4		2		2		1
CCO fees payable	1		1		1		—
Payable for investment securities purchased	—		17,607		—		—
Income distribution payable	—		790		—		—
Due to Broker	—		—		—		62
Accrued expense payable	59		77		21		6
Total Liabilities	876		18,715		501		93
Net Assets	$528,411		$344,154		$335,709		$74,657
† Cost of investments	$251,482		$364,660		$—		$—
†† Cost of affiliated investments	3,164		6,081		238,033		63,281
††† Premiums Received	—		62		—		—
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$254,041		$391,222		$235,961		$64,874
Total distributable earnings/(loss)	274,370		(47,068)		99,748		9,783
Net Assets	$528,411		$344,154		$335,709		$74,657
Net Asset Value, Offering and Redemption Price Per Share	$57.11		$20.93		$114.50		$21.55
	(528,411,325 ÷ 9,252,050 shares	)	(344,153,972 ÷ 16,445,453 shares	)	(335,708,511 ÷ 2,931,986 shares	)	(74,657,329 ÷ 3,464,465 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

STATEMENTS OF OPERATIONS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2023

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$4,088	$—	$—	$—
Dividend income from affiliated registered investment company	80	64	2,703	825
Interest income	49	6,363	—	—
Total Investment Income	4,217	6,427	2,703	825
Expenses:
Investment advisory fees	1,210	711	—	—
Administration fees	515	339	248	56
Social witness and licensing fees	386	254	—	—
Shareholder servicing fees	257	169	—	—
Trustee fees	6	4	4	1
Chief compliance officer fees	1	1	1	—
Transfer agent fees	42	28	26	6
Professional fees	30	21	19	5
Registration fees	20	14	13	3
Printing fees	11	7	7	2
Custodian fees	3	13	13	3
Other expenses	18	90	3	1
Total Expenses	2,499	1,651	334	77
Less:
Waiver of investment advisory fees	(614)	(243)	—	—
Waiver of administration fees	(26)	(76)	(115)	(20)
Net Expenses	1,859	1,332	219	57
Net Investment Income	2,358	5,095	2,484	768
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	22,103	(5,411)	—	—
Affiliated investments	—	—	5,953	1,428
Written options	—	79	—	—
Purchased options	—	(175)	—	—
Capital gain distributions received from affiliated investment	—	—	12,186	1,552
Futures contracts	(70)	1,363	—	—
Net Realized Gain (Loss)	22,033	(4,144)	18,139	2,980
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	15,072	10,431	—	—
Affiliated investments	—	—	(1,519)	(371)
Written options	—	49	—	—
Purchased options	—	(42)	—	—
Futures contracts	38	(493)	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	2	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	15,112	9,945	(1,519)	(371)
Net Realized and Unrealized Gain (Loss)	37,145	5,801	16,620	2,609
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,503	$10,896	$19,104	$3,377

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2023 (Unaudited) and the year ended June 30, 2023

	Growth Fund		Income Fund
	07/01/23 to 12/31/23	07/01/22 to 06/30/23	07/01/23 to 12/31/23	07/01/22 to 06/30/23
Operations:
Net investment income	$2,358	$4,806	$5,095	$8,750
Net realized gain (loss)	22,033	14,365	(4,144)	(10,003)
Net change in unrealized appreciation (depreciation)	15,112	70,422	9,945	(2,438)
Net increase (decrease) in net assets resulting from operations	39,503	89,593	10,896	(3,691)
Distributions:
Total distributions	(33,404)	(9,786)	(5,069)	(9,100)
Capital Share Transactions:
Proceeds from shares issued	5,319	21,164	9,132	30,227
Reinvestment of dividends & distributions	29,476	6,039	411	767
Cost of shares redeemed	(52,518)	(64,130)	(19,241)	(51,440)
Increase (decrease) in net assets derived from capital share transactions	(17,723)	(36,927)	(9,698)	(20,446)
Net increase (decrease) in net assets	(11,624)	42,880	(3,871)	(33,237)
Net Assets:
Beginning of Period	540,035	497,155	348,025	381,262
End of Period	$528,411	$540,035	$344,154	$348,025
Share Transactions:
Shares issued	94	420	447	1,440
Shares issued in lieu of dividends and distributions	520	122	20	37
Shares redeemed	(928)	(1,237)	(941)	(2,487)
Decrease in net assets derived from share transactions	(314)	(695)	(474)	(1,010)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) ($ THOUSANDS) (Concluded)

For the period ended December 31, 2023 (Unaudited) and the year ended June 30, 2023

	Balanced Growth Fund		Balanced Income Fund
	07/01/23 to 12/31/23	07/01/22 to 06/30/23	07/01/23 to 12/31/23	07/01/22 to 06/30/23
Operations:
Net investment income	$2,484	$4,555	$768	$1,536
Net realized gain (loss)	18,139	398	2,980	(1,862)
Net change in unrealized appreciation (depreciation)	(1,519)	28,841	(371)	4,775
Net increase (decrease) in net assets resulting from operations	19,104	33,794	3,377	4,449
Distributions:
Total distributions	(5,953)	(14,169)	(1,174)	(2,721)
Capital Share Transactions:
Proceeds from shares issued	3,785	11,638	1,407	3,029
Reinvestment of dividends & distributions	5,315	13,117	828	2,249
Cost of shares redeemed	(22,333)	(34,954)	(7,660)	(22,715)
Increase (decrease) in net assets derived from capital share transactions	(13,233)	(10,199)	(5,425)	(17,437)
Net increase (decrease) in net assets	(82)	9,426	(3,222)	(15,709)
Net Assets:
Beginning of Period	335,791	326,365	77,879	93,588
End of Period	$335,709	$335,791	$74,657	$77,879
Share Transactions:
Shares issued	34	111	67	149
Shares issued in lieu of dividends and distributions	48	128	40	112
Shares redeemed	(205)	(332)	(372)	(1,127)
Decrease in net assets derived from share transactions	(123)	(93)	(265)	(866)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2023 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Growth Fund
	2023@	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$56.45	$48.45	$59.51	$43.44	$42.86	$43.17
Investment Activities:
Net investment income(1)	0.26	0.48	0.37	0.36	0.51	0.50
Net realized and unrealized gains (losses) on securities(1)	4.19	8.50	(7.95)	17.75	2.56	2.28
Total from investment activities	4.45	8.98	(7.58)	18.11	3.07	2.78
Dividends and Distributions from:
Net investment income	(0.39)	(0.44)	(0.35)	(0.40)	(0.50)	(0.50)
Net realized gains	(3.40)	(0.54)	(3.13)	(1.64)	(1.99)	(2.59)
Total dividends and distributions	(3.79)	(0.98)	(3.48)	(2.04)	(2.49)	(3.09)
Net Asset Value, End of Period	$57.11	$56.45	$48.45	$59.51	$43.44	$42.86
Total Return†	7.99%	18.83%	(13.92)%	42.58%	7.18%	7.21%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$528,411	$540,035	$497,155	$582,628	$461,493	$448,958
Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%	0.85%
Ratio of expenses to average net assets, excluding waivers	0.97%	0.97%	0.97%	0.97%	0.99%	1.12%
Ratio of net investment income to average net assets	0.92%	0.94%	0.64%	0.69%	1.19%	1.19%
Portfolio turnover rate	1%	7%	5%	4%	19%	47%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2023. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2023 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Income Fund
	2023@	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.57	$21.26	$23.89	$24.32	$23.50	$22.62
Investment Activities:
Net investment income(1)	0.31	0.50	0.27	0.30	0.48	0.52
Net realized and unrealized gains (losses) on securities (1)	0.36	(0.67)	(2.48)	(0.02)	0.89	0.92
Total from investment activities	0.67	(0.17)	(2.21)	0.28	1.37	1.44
Dividends and Distributions from:
Net investment income	(0.31)	(0.52)	(0.37)	(0.43)	(0.55)	(0.56)
Net realized gains	–	–	(0.05)	(0.28)	–	–
Total dividends and distributions	(0.31)	(0.52)	(0.42)	(0.71)	(0.55)	(0.56)
Net Asset Value, End of Period	$20.93	$20.57	$21.26	$23.89	$24.32	$23.50
Total Return†	3.29%	(0.78)%	(9.34)%	1.13%	5.91%	6.46%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$344,154	$348,025	$381,262	$409,969	$336,213	$330,498
Ratio of net expenses to average net assets	0.79%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.98%	0.97%	0.96%	0.96%	0.96%	0.95%
Ratio of net investment income to average net assets	3.02%	2.41%	1.18%	1.22%	2.01%	2.29%
Portfolio turnover rate	40%	106%	97%	112%	144%	188%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2023 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Growth Fund
	2023@	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$109.90	$103.68	$122.54	$104.95	$103.45	$102.94
Investment Activities:
Net investment income(1)	0.83	1.46	1.01	1.18	1.53	1.58
Net realized and unrealized gains (losses) on securities (1)	5.78	9.37	(14.80)	23.76	6.09	5.21
Total from investment activities	6.61	10.83	(13.79)	24.94	7.62	6.79
Dividends and Distributions from:
Net investment income	(1.04)	(1.30)	(1.43)	(2.03)	(1.95)	(1.83)
Net realized gains	(0.97)	(3.31)	(3.64)	(5.32)	(4.17)	(4.45)
Total dividends and distributions	(2.01)	(4.61)	(5.07)	(7.35)	(6.12)	(6.28)
Net Asset Value, End of Period	$114.50	$109.90	$103.68	$122.54	$104.95	$103.45
Total Return†	6.08%	10.83%	(11.85)%	24.50%	7.57%	7.12%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$335,709	$335,791	$326,365	$373,014	$295,481	$293,822
Ratio of net expenses to average net assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets, excluding waivers	0.20%	0.20%	0.20%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	1.51%	1.39%	0.85%	1.02%	1.49%	1.56%
Portfolio turnover rate	4%	8%	14%	11%	22%	16%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2023. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2023 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Income Fund
	2023@	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.88	$20.37	$23.84	$22.01	$21.41	$21.23
Investment Activities:
Net investment income(1)	0.22	0.36	0.25	0.29	0.38	0.39
Net realized and unrealized gains (losses) on securities (1)	0.78	0.79	(2.67)	2.76	1.11	0.96
Total from investment activities	1.00	1.15	(2.42)	3.05	1.49	1.35
Dividends and Distributions from:
Net investment income	(0.33)	(0.35)	(0.30)	(0.49)	(0.40)	(0.42)
Net realized gains	–	(0.29)	(0.75)	(0.73)	(0.49)	(0.75)
Total dividends and distributions	(0.33)	(0.64)	(1.05)	(1.22)	(0.89)	(1.17)
Net Asset Value, End of Period	$21.55	$20.88	$20.37	$23.84	$22.01	$21.41
Total Return†	4.86%	5.84%	(10.70)%	14.24%	7.14%	6.76%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$74,657	$77,879	$93,588	$88,497	$78,790	$78,448
Ratio of net expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers	0.21%	0.20%	0.20%	0.21%	0.21%	0.20%
Ratio of net investment income to average net assets	2.08%	1.78%	1.09%	1.25%	1.76%	1.86%
Portfolio turnover rate	2%	5%	11%	15%	19%	11%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2023

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (“SIMC” or the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2023

investment companies. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Procedures until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and

New Covenant Funds

assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The Growth Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2023

identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2023, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or

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paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the- counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2023

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly by the Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of

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income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time. The following is a summary of annual fees payable to the Administrator:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the Adviser. Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.47% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitation is 0.80% for the Income Fund. Effective May 13, 2019, the voluntary expense limitation is 0.72% for the Growth Fund.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2023

for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2023, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net

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payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $169 and $545 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2023.

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$84	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$84			$—

Income Fund
Interest rate contracts	Investments, at value**	$42	*	Options written, at value	$51	*
Equity contracts	Unrealized appreciation on futures contracts	$1,208	*	Unrealized depreciation on futures contracts	$2,303	*
Total derivatives not accounted for as hedging instruments		$1,250			$2,354

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

**	Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2023.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity contracts	$—	$—	$(70)	$—	$—	$(70)
Income Fund
Equity contracts	$(175)	$79	$1,363	$—	$—	$1,267

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2023

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity contracts	$—	$—	$38	$—	$—	$38
Income Fund
Equity contracts	$(42)	$49	$(493)	$—	$—	$(486)

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts (if applicable) activity during the year ended December 31, 2023 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Interest Contracts
Average Notional Balance Long	$3,756	$69,061
Average Notional Balance Short	—	32,216
Options/Swaptions:
Interest
Average Notional Balance Long	—	75
Average Notional Balance Short	—	56

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the year ended December 31, 2023, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$3,821	$3,821
Sales	—	53,481	53,481
Income Fund
Purchases	127,233	9,436	136,669
Sales	126,057	27,809	153,866
Balanced Growth Fund
Purchases	—	11,539	11,539
Sales	—	15,519	15,519
Balanced Income Fund
Purchases	—	1,469	1,469
Sales	—	6,308	6,308

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of capital gain distribution on REITs and RICs, investments in publicly traded partnerships, reclassifications of distributions, sales of passive foreign investment companies, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of June 30, 2023.

New Covenant Funds

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2023	$4,978	$4,808	$9,786
	2022	6,699	26,399	33,098
Income Fund	2023	9,100	—	9,100
	2022	7,072	650	7,722
Balanced Growth Fund	2023	4,071	10,098	14,169
	2022	5,584	9,900	15,484
Balanced Income Fund	2023	1,501	1,220	2,721
	2022	1,378	3,184	4,562

As of June 30, 2023, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$841	$12,252	$—	$—	$255,177	$1	$268,271
Income Fund	834	—	(12,334)	(6,121)	(34,411)	(863)	(52,895)
Balanced Growth Fund	940	—	—	—	85,656	1	86,597
Balanced Income Fund	311	—	(2,053)	—	9,320	2	7,580

For Federal income tax purposes, the cost of securities owned at June 30, 2023, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Income Fund	$6,454	$5,880	$12,334
Balanced Income Fund	1,555	498	2,053

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2023

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2023 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$254,646	$290,211	$(18,710)	$271,501
Income Fund	370,741	2,216	(26,131)	(23,915)
Balanced Growth Fund	238,033	107,274	(10,220)	97,054
Balanced Income Fund	63,281	15,416	(4,159)	11,257

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s regarding the allocation of a Balance Fund’s assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely

New Covenant Funds

impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — The Funds’ use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the Fund's total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

December 31, 2023

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movement movements due to changing interest rates.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a

New Covenant Funds

portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2023, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	2	71%
Income Fund	3	86%
Balanced Growth Fund	0	0%
Balanced Income Fund	0	0%

9. REGULATORY MATTERS

Effective June 30, 2023, the U.K. Financial Conduct Authority stopped compelling or inducing banks to submit LIBOR rates. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, the Adjustable Interest Rate Act was signed into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, the U.K. Financial Conduct Authority will publish 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2023.

New Covenant Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2023

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2023 to December 31, 2023).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,080.10	0.72%	$3.76
Hypothetical 5% Return	$1,000.00	$1,021.52	0.72%	$3.66
Income Fund
Actual Fund Return	$1,000.00	$1,032.93	0.79%	$4.04
Hypothetical 5% Return	$1,000.00	$1,021.17	0.79%	$4.01
Balanced Growth Fund
Actual Fund Return	$1,000.00	$1,060.82	0.13%	$0.67
Hypothetical 5% Return	$1,000.00	$1,024.48	0.13%	$0.66
Balanced Income Fund
Actual Fund Return	$1,000.00	$1,048.56	0.15%	$0.77
Hypothetical 5% Return	$1,000.00	$1,024.38	0.15%	$0.76

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

New Covenant Funds

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were renewed at meetings of the Board held during the first half of the Trust’s fiscal year on September 11-13, 2023 and December 4-6, 2023. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided

New Covenant Funds

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Sub-Advisory Agreements.

Performance. The Trustees were provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contribution thereto, over various time periods. The Trustees also considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the renewal of each Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported the renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Funds as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

New Covenant Funds

NEW COVENANT FUNDS ANNUAL REPORT DECEMBER 31, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Katie Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

NEW COVENANT FUNDS®

NCF-F-004 (12/23)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2024

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO

Date: March 8, 2024